UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2007

Date of reporting period:	3/31/2007

Item 1. Schedule of Investments

LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of March 31, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —98.5%

	Common Stocks

	Aerospace & Defense —6.0%
53,569	Boeing Co.	$4,762,820
61,260	General Dynamics Corp.	4,680,264
43,267	Lockheed Martin Corp.	4,197,764
19,900	Northrop Grumman Corp.	1,476,978
45,586	United Technologies Corp.	2,963,090

		18,080,916

	Agriculture/Heavy Equipment —2.1%
2,500	Altria Group, Inc.	219,525
111,479	Monsanto Co.	6,126,886

		6,346,411

	Auto Components —0.5%
22,100	Paccar, Inc.	1,622,140

	Automobile Manufacturers —1.9%
100	Cummins, Inc.	14,472
17,900	Harley-Davidson, Inc.	1,051,625
37,679	Toyota Motor Corp., ADR (Japan)	4,828,941

		5,895,038

	Beverages —2.1%
2,000	Anheuser-Busch Cos., Inc.	100,920
59,100	Coca-Cola Co. (The)	2,836,800
91,705	Heinekin NV, ADR (Netherlands)	2,407,256
3,500	Molson Coors Brewing Co.	331,170
10,700	PepsiCo, Inc.	680,092

		6,356,238

	Biotechnology —4.0%

46,000	Amgen, Inc.*	2,570,480
18,500	Applera Corp. - Applied Biosystems Group	547,045
84,542	Genentech, Inc.*	6,942,589
36,738	Genzyme Corp.(a)*	2,205,015

		12,265,129

	Biotechnology Healthcare —0.4%
25,700	Celgene Corp.*	1,348,222

	Business Services —1.4%
20,600	Manpower, Inc.	1,519,662
24,901	Mastercard, Inc.(a)	2,645,482

		4,165,144

	Cable Television —0.6%
81,438	DIRECTV Group, Inc. (The)*	1,878,775

	Chemicals —0.7%
2,800	Ashland, Inc.	183,680
32,500	Praxair, Inc.	2,046,200
2,200	RPM International, Inc.	50,820

		2,280,700

	Clothing & Apparel —0.2%
9,400	Avon Products, Inc.	350,244

3,500	Coach, Inc.*	175,175

		525,419

	Commercial Services —1.7%
25,800	Accenture Ltd. (Class A Stock)	994,332
400	Expedia, Inc.*	9,272
13,300	IAC InterActiveCorp.*	501,543
29,800	McKesson Corp.	1,744,492
26,600	Moody’s Corp.	1,650,796
3,400	Total System Services, Inc.	108,290

		5,008,725

	Commercial Services & Supplies —0.1%
5,900	Avis Budget Group*	161,188

	Computer Hardware —2.9%
10,800	Apple Computer, Inc.(a)*	1,003,428
10,100	Cadence Design System, Inc.*	212,706
22,000	Computer Sciences Corp.*	1,146,860
2,900	Dell, Inc.*	67,309
71,500	Hewlett-Packard Co.	2,870,010
25,200	International Business Machines Corp.	2,375,352
38,800	Synopsys, Inc.*	1,017,724

		8,693,389

	Computer Networking —0.1%
11,600	Network Appliance, Inc.*	423,632

	Computer Services & Software —1.9%
2,900	Amazon.Com, Inc.*	115,391
8,100	Electronic Data Systems Corp.	224,208
5,500	Mentor Graphics Corp.*	89,870
187,500	Microsoft Corp.*	5,225,625

		5,655,094

	Computers —0.4%
22,500	Lexmark International, Inc. (Class A Stock)(a)*	1,315,350

	Computers & Peripherals —0.5%
243,100	Sun Microsystems, Inc.(a)*	1,461,031

	Construction —0.2%
9,900	American Standard Cos, Inc.	524,898

	Consumer Products & Services —2.6%
16,600	American Greetings Corp. (Class A Stock)	385,286
3,900	Convergys Corp.*	99,099
90,350	Proctor & Gamble Co.	5,706,506
27,900	UST, Inc.(a)	1,617,642

		7,808,533

	Diversified —0.3%
13,800	3M Co.	1,054,734

	Diversified Financial Services —1.0%
41,614	Citigroup, Inc.	2,136,463
9,300	Morgan Stanley Dean Witter & Co.	732,468
400	Principal Financial Group	23,948

		2,892,879

	Electronic Components —1.5%
12,500	Adobe Systems, Inc.*	521,250
7,500	Avnet, Inc.*	271,050
1,700	Emerson Electric Co.	73,253
17,000	Energizer Holdings, Inc.*	1,450,610
17,100	Nvidia Corp.(a)*	492,138
20,000	Raytheon Co.	1,049,200
7,900	Waters Corp.*	458,200

2,400	WW Grainger, Inc.	185,376

		4,501,077

	Electronics —0.1%
3,200	Mettler-Toledo International, Inc.*	286,624

	Energy —0.3%
14,300	TXU Corp.	916,630

	Energy Equipment & Services —0.5%
7,200	GlobalSantaFe Corp. (Cayman Islands)	444,096
17,000	Holly Corp.	1,008,100
1,800	Tidewater, Inc.(a)	105,444

		1,557,640

	Entertainment & Leisure —1.4%
47,394	Las Vegas Sands, Inc.*	4,104,794

	Environmental Services —0.1%
6,150	Republic Services, Inc.	171,093

	Finance —0.2%
5,800	AMBAC Financial Group, Inc.	501,062

	Financial - Bank & Trust —3.9%
117,500	China Merchants Bank Co. Ltd. (China)*	237,000
15,700	Hudson City Bancorp, Inc.(a)	214,776
6,472,000	Industrial & Commercial Bank of China (Hong Kong)*	3,627,998
75,383	UBS AG (Switzerland)	4,480,011
90,625	Wells Fargo & Co.	3,120,219

		11,680,004

	Financial Services —5.0%
39,000	AmeriCredit Corp.*	891,540
5,640	Ameriprise Financial, Inc.*	322,270
500	Blackrock, Inc.	78,155
300	Franklin Resources, Inc.	36,249
26,325	Goldman Sachs Group, Inc.	5,439,535
27,600	JPMorgan Chase & Co.	1,335,288
61,079	Lehman Brothers Holdings, Inc.	4,279,805
18,600	Merrill Lynch & Co., Inc.	1,519,062
1,700	Nuveen Investments, Inc.	80,410
7,500	SEI Investments Co.	451,725
13,500	T. Rowe Price Group, Inc.	637,065

		15,071,104

	Food Products —0.4%
39,300	Kroger Co. (The)*	1,110,225

	Healthcare Equipment & Supplies —0.1%
3,600	Zimmer Holdings, Inc.*	307,476

	Healthcare Providers & Services
700	CIGNA Corp.(a)	99,862

	Healthcare Services —5.8%
11,400	Abbott Laboratories	636,120
28,600	AmerisourceBergen Corp.	1,508,650
3,600	Biogen Idec, Inc.*	159,768
45,100	Emdeon Corp.*	682,363
26,500	Humana, Inc.*	1,537,530
7,400	Laboratory Corp. of America Holdings(a)*	537,462
227,351	UnitedHealth Group, Inc.	12,042,783
4,400	Wellcare Group, Inc.*	375,100

		17,479,776

	Hotels & Motels —4.2%
90,634	MGM Mirage*	6,300,876
5,200	Starwood Hotels & Resorts Worldwide, Inc.	337,220
8,728	Station Casinos, Inc.	755,583

56,540	Wynn Resorts Ltd.(a)	5,363,384

		12,757,063

	Hotels, Restaurants & Leisure —1.4%
37,100	Marriott International, Inc. (Class A Stock)	1,816,416
7,600	McDonald’s Corp.	342,380
68,118	Starbucks Corp.*	2,136,181

		4,294,977

	Insurance —0.9%
5,400	Genworth Financial, Inc.*	188,676
32,900	Loews Corp.	1,494,647
18,011	MBIA, Inc.	1,179,540

		2,862,863

	Internet & Catalog Retail —0.2%
19,600	eBay, Inc.*	649,740

	Internet Services —1.7%
7,290	Google, Inc. (Class A Stock)*	3,339,986
17,000	MPS Group, Inc.*	240,550
92,900	Symantec Corp.*	1,607,170
1,200	Yahoo!, Inc.*	37,548

		5,225,254

	Internet Software & Services
800	Oracle Corp.*	14,504

	IT Services —0.3%
31,400	First Data Corp.	844,660

	Machinery & Equipment —1.1%
34,600	AGCO Corp.*	1,279,162
3,500	Deere & Co.	380,240
22,100	Terex Corp.*	1,585,896

		3,245,298

	Manufacturing —0.8%
70,900	General Electric Co.	2,507,024

	Media —4.1%
47,950	CBS Corp. (Class B Stock)(a)	1,466,790
240,726	Comcast Corp. (Class A Stock)(a)*	6,246,840
16,800	McGraw-Hill Cos., Inc.	1,056,384
2,900	News Corp. (Class A Stock)	67,048
80,600	Time Warner, Inc.	1,589,432
58,800	Walt Disney Co. (The)	2,024,484

		12,450,978

	Medical Supplies & Equipment —2.5%
8,200	Baxter International, Inc.	431,894
13,600	Becton Dickinson & Co.	1,045,704
72,000	Johnson & Johnson	4,338,720
38,500	Medtronic, Inc.	1,888,810

		7,705,128

	Metals & Mining —0.5%
4,800	Newmont Mining Corp.	201,552
14,100	Nucor Corp.	918,333
4,700	Southern Copper Corp.(a)	336,802

		1,456,687

	Miscellaneous Manufacturers —0.2%
8,300	SPX Corp.(a)	582,660

	Oil, Gas & Consumable Fuels —2.5%
21,500	Devon Energy Corp.	1,488,230
26,500	Exxon Mobil Corp.	1,999,425
6,800	Halliburton Co.	215,832
2,300	Marathon Oil Corp.	227,309

5,800	Plains Exploration & Production Co.*	261,812
43,888	Schlumberger Ltd.	3,032,661
3,200	Seacor Holdings, Inc.(a)*	314,880
700	Tesoro Corp.	70,301

		7,610,450

	Paper & Forest Products
100	Owens-Illinois, Inc.*	2,577

	Pharmaceuticals —2.8%
51,256	Amylin Pharmaceuticals, Inc.(a)*	1,914,924
6,600	Cardinal Health, Inc.	481,470
12,400	Forest Laboratories, Inc.*	637,856
10,200	Gilead Sciences, Inc.*	780,300
47,400	Merck & Co., Inc.	2,093,658
70,800	Millennium Pharmaceuticals, Inc.*	804,288
56,400	Pfizer, Inc.(a)	1,424,664
11,100	Schering-Plough Corp.	283,161
3,000	Wyeth	150,090

		8,570,411

	Real Estate Investment Trusts —1.5%
13,532	CB Richard Ellis Group, Inc.(a)*	462,524
900	HRPT Properties Trust	11,070
10,800	Istar Financial, Inc.	505,764
12,800	Jones Lang Lasal, Inc.	1,334,784
200	Public Storage, Inc.	18,934
2,800	Simon Property Group, Inc.	311,500
2,100	Sl Green Realty Corp.(a)	288,078
28,423	St. Joe Co. (The)(a)	1,486,807
700	Ventas, Inc.	29,491

		4,448,952

	Restaurants —1.3%
68,582	Yum! Brands, Inc.	3,961,296

	Retail & Merchandising —6.5%
52,700	American Eagle Outfitters, Inc.	1,580,473
67,100	Autonation, Inc.(a)*	1,425,204
500	Brinker International, Inc.	16,350
12,400	Colgate-Palmolive Co.	828,196
26,948	CVS Corp.	920,005
31,700	Darden Restaurants, Inc.*	1,305,723
24,000	Dillard’s, Inc. (Class A Stock)	785,520
6,200	Estee Lauder Cos., Inc. (The)	302,870
31,803	Federated Department Stores	1,432,725
1,800	Home Depot, Inc. (The)	66,132
127,866	Lowe’s Cos., Inc.	4,026,500
37,600	Office Depot, Inc.*	1,321,264
13,900	Radioshack Corp.	375,717
23,100	Safeway, Inc.	846,384
2,300	Saks`s, Inc.	47,932
49,962	Target Corp.	2,960,748
5,800	TJX Cos., Inc.	156,368
27,100	Wal-Mart Stores, Inc.	1,272,345

		19,670,456

	Semiconductors —3.0%
31,400	Atmel Corp.*	157,942
116,260	Intel Corp.	2,224,054
57,700	Intersil Holding Corp.	1,528,473
122,000	Micron Technology, Inc.*	1,473,760
45,100	Novellus Systems, Inc.(a)*	1,444,102

78,300	Texas Instruments, Inc.	2,356,830

		9,185,161

	Semiconductors & Semiconductor Equipment —0.1%
4,600	Analog Devices, Inc.	158,654

	Software —0.4%
47,500	Intuit, Inc.*	1,299,600

	Telecommunication Services —0.3%
24,533	AT&T, Inc.	967,336

	Telecommunications —4.6%
61,610	America Movil SA de CV, ADR (Mexico)	2,944,342
132,000	China Mobile Ltd (Hong Kong)	1,200,307
317,710	Cisco Systems, Inc.*	8,111,136
28,900	Polycom, Inc.*	963,237
13,707	Sprint Nextel Corp.	259,885
4,400	United States Cellular Corp.*	323,180

		13,802,087

	Textiles, Apparel & Luxury Goods —0.1%
4,000	NIKE, Inc. (Class B Stock)	425,040

	Tobacco —0.1%
4,400	Loews Corp. - Carolina Group	332,684

	Transportation —5.9%
73,350	Burlington Northern Santa Fe Corp.	5,899,541
41,300	CSX Corp.	1,654,065
52,359	FedEx Corp.	5,624,927
9,300	J.B. Hunt Transport Services, Inc.	244,032
8,600	Ryder System, Inc.(a)	424,324
39,456	Union Pacific Corp.	4,006,757

		17,853,646

	Utilities —0.6%
13,278	NRG Energy, Inc.*	956,547
18,500	PG&E Corp.	892,995

		1,849,542

	TOTAL LONG-TERM INVESTMENTS (cost $254,039,236)	298,285,680

	SHORT-TERM INVESTMENT —10.9%

	AFFILIATED MONEY MARKET MUTUAL FUND
32,918,073	Dryden Core Investment Fund - Taxable Money Market Series (cost $32,918,073; includes $29,777,112 of cash collateral for securities on loan)(b)(w)	32,918,073

	TOTAL INVESTMENTS—109.4% (cost $286,957,309)(p)	331,203,753
	Liabilities in excess of other assets —(9.4)%	(28,398,997)

	NET ASSETS —100%	$302,804,756

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $28,515,963; cash collateral of $29,777,112 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of investments was $287,262,854; accordingly, net unrealized appreciation on investments for federal income tax purposes was $43,940,899 (gross unrealized appreciation - $47,991,881; gross unrealized depreciation - $4,050,982). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of March 31, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —98.3%

	Common Stocks

	Aerospace & Defense —1.8%
9,500	Goodrich Corp.	$489,060
2,400	Lockheed Martin Corp.	232,848
83,800	Northrop Grumman Corp.	6,219,636
6,000	United Technologies Corp.	390,000

		7,331,544

	Auto Components —1.4%
36,200	Johnson Controls, Inc.	3,425,244
10,400	Magna International, Inc. (Class A Stock)	781,144
17,400	Paccar, Inc.	1,277,160

		5,483,548

	Automobile Manufacturers
1,500	Travelcenters of America LLC *	57,630

	Automobiles —0.6%
50,000	General Motors Corp.(a)	1,532,000
17,300	Harley-Davidson, Inc.	1,016,375

		2,548,375

	Automotive Parts —0.1%
5,900	Advance Auto Parts, Inc.	227,445

	Banks —0.3%
13,100	SunTrust Banks, Inc.	1,087,824

	Beverages —0.6%
23,900	Anheuser-Busch Cos., Inc.	1,205,994
53,300	Coca-Cola Enterprises, Inc.	1,079,325

		2,285,319

	Biotechnology —0.2%
11,800	Amgen, Inc. *	659,384

	Building Materials —0.3%
39,100	Masco Corp.	1,071,340

	Chemicals —3.1%
10,800	Air Products & Chemicals, Inc.	798,012
107,500	Dow Chemical Co. (The)	4,929,950
45,000	Eastman Chemical Co.	2,849,850
17,100	PPG Industries, Inc.	1,202,301
10,300	Praxair, Inc.	648,488
35,800	Rohm & Haas Co.	1,851,576

		12,280,177

	Commercial Banks —7.6%
245,286	Bank of America Corp.	12,514,492
30,900	Marshall & Ilsley Corp.(a)	1,430,979
29,600	State Street Corp.	1,916,600
105,500	U.S. Bancorp	3,689,335
13,000	UnionBanCal Corp.	824,460
103,200	Wachovia Corp.	5,681,160
127,900	Wells Fargo & Co.	4,403,597

1,700	Zions Bancorp	143,684

		30,604,307

	Commercial Services
4,600	Expedia, Inc. *	106,628

	Computer Networking
100	Network Appliance, Inc. *	3,652

	Computers & Peripherals —0.9%
3,400	Affiliated Computer Services, Inc. (Class A Stock) *	200,192
49,800	Hewlett-Packard Co.	1,998,972
7,700	International Business Machines Corp.	725,802
99,600	Sun Microsystems, Inc.(a)*	598,596

		3,523,562

	Conglomerates —0.1%
3,300	Textron, Inc.	296,340

	Construction —0.2%
9,200	D.R. Horton, Inc.(a)	202,400
17,000	Toll Brothers, Inc. *	465,460

		667,860

	Consumer Finance —0.3%
28,000	SLM Corp.	1,145,200

	Consumer Products —1.7%
7,200	Avon Products, Inc.	268,272
103,400	Procter & Gamble Co.	6,530,744

		6,799,016

	Diversified Financial Services —6.7%
5,700	Bank of New York Co., Inc. (The)	231,135
16,600	Capital One Financial Corp.	1,252,636
34,400	CIT Group, Inc.	1,820,448
221,900	Citigroup, Inc.	11,392,346
16,100	E*Trade Financial Corp.(a)*	341,642
56,400	JPMorgan Chase & Co.	2,728,632
38,000	Lehman Brothers Holdings, Inc.	2,662,660
30,900	MBIA, Inc.	2,023,641
5,800	Merrill Lynch & Co., Inc.	473,686
51,300	Morgan Stanley Dean Witter & Co.	4,040,388

		26,967,214

	Diversified Machinery —0.2%
14,500	Ingersoll-Rand Co. Ltd. (Class A Stock)	628,865

	Diversified Manufacturing
3,600	Honeywell International, Inc.	165,816

	Diversified Telecommunication Services —2.5%
93,000	Sprint Nextel Corp.	1,763,280
220,000	Verizon Communications, Inc.	8,342,400

		10,105,680

	Electric —0.2%
2,600	Dominion Resources, Inc.	230,802
13,900	DTE Energy Co. (a)	665,810

		896,612

	Electric - Integrated —0.2%
51,600	Sierra Pacific Resources *	896,808

	Electric Utilities —4.3%
57,300	American Electric Power Co., Inc.	2,793,375
67,100	CMS Energy Corp.	1,194,380
26,200	Consolidated Edison, Inc.(a)	1,337,772
81,000	Edison International	3,979,530
53,700	Exelon Corp.	3,689,727
35,000	FPL Group, Inc.	2,140,950

1,000	PG&E Corp.	48,270
15,100	Pinnacle West Capital Corp.	728,575
60,000	Xcel Energy, Inc.	1,481,400

		17,393,979

	Energy Equipment & Services —1.6%
60,000	GlobalSantaFe Corp.	3,700,800
84,200	Halliburton Co.(a)	2,672,508

		6,373,308

	Entertainment & Leisure
2,900	Sabre Holdings Corp. (Class A Stock)	94,975

	Exchange Traded Fund —0.5%
22,570	iShares Russell 1000 Value Index Fund	1,876,470

	Financial - Bank & Trust —0.8%
44,400	Comerica, Inc.	2,624,928
30,100	TCF Financial Corp.(a)	793,436

		3,418,364

	Financial - Brokerage —0.2%
14,900	MGIC Investment Corp.(a)	877,908

	Financial Services —0.3%
7,600	Franklin Resources, Inc.	918,308
10,300	TD Ameritrade Holding Corp.(a)*	153,264

		1,071,572

	Food & Staples Retailing —0.7%
21,500	Safeway, Inc.	787,760
40,900	Wal-Mart Stores, Inc.	1,920,255

		2,708,015

	Food Products —0.9%
40,000	Archer Daniels Midland Co.	1,468,000
16,400	Kellogg Co.	843,452
9,700	Kraft Foods, Inc. (Class A Stock)(a)	307,102
5,000	Sysco Corp.	169,150
25,800	Unilever PLC, ADR (United Kingdom)	775,806

		3,563,510

	Foods —0.2%
9,000	General Mills, Inc.	523,980
10,800	SUPERVALU, Inc.(a)	421,956
900	WM Wrigley Jr. Co.	45,837

		991,773

	Gas & Pipeline Utilities —0.3%
31,200	Northeast Utilities	1,022,424

	Healthcare Equipment & Supplies —0.5%
8,800	Sepracor, Inc.(a)*	410,344
33,900	Wyeth	1,696,017

		2,106,361

	Healthcare Providers & Services —1.6%
15,200	Aetna, Inc.	665,608
21,300	CIGNA Corp.	3,038,658
184,800	Tenet Healthcare Corp. *	1,188,264
18,400	WellPoint, Inc. *	1,492,240

		6,384,770

	Hotels, Restaurants & Leisure —1.6%
38,800	Carnival Corp.	1,818,168
2,296	Harrah’s Entertainment, Inc.	193,897
55,400	McDonald’s Corp.	2,495,770
1,500	Starwood Hotels & Resorts Worldwide, Inc.	97,275
21,480	Wyndham Worldwide Corp. *	733,542

15,400	Yum! Brands, Inc.	889,504

		6,228,156

	Household Durables —1.5%
27,400	Centex Corp.	1,144,772
13,600	Fortune Brands, Inc.(a)	1,071,952
82,500	Lennar Corp. (Class A Stock)(a)	3,482,325
7,080	Lennar Corp. (Class B Stock)	279,164

		5,978,213

	Household Products —0.6%
35,900	Kimberly-Clark Corp.	2,458,791

	Independent Power Producers & Energy Traders —0.9%
59,400	TXU Corp.	3,807,540

	Industrial Conglomerates —2.7%
13,700	3M Co.	1,047,091
174,500	General Electric Co.	6,170,320
111,700	Tyco International Ltd. (Bermuda)	3,524,135

		10,741,546

	Industrial Machinery —0.3%
16,200	Eaton Corp.	1,353,672

	Industrial Products
3,300	Dover Corp.	161,073

	Insurance —9.1%
78,600	Allstate Corp. (The)	4,720,716
25,000	Ambac Financial Group, Inc.	2,159,750
24,300	American International Group, Inc.	1,633,446
22,200	Assurant, Inc.	1,190,586
19,600	Chubb Corp.	1,012,732
136,100	Genworth Financial, Inc.	4,755,334
21,600	Hanover Insurance Group, Inc. (The)	996,192
11,000	Hartford Financial Services Group, Inc. (The)	1,051,380
200	Lincoln National Corp.	13,558
101,570	MetLife, Inc.	6,414,145
12,700	Protective Life Corp.	559,308
131,100	Travelers Cos., Inc, (The)	6,787,047
114,000	Unum Group(a)	2,625,420
27,200	WR Berkely Corp.	900,864
21,600	XL Capital Ltd.	1,511,136

		36,331,614

	Internet & Catalog Retail
200	eBay, Inc. *	6,630

	IT Services —1.2%
123,800	Electronic Data System Corp.	3,426,784
49,400	First Data Corp.	1,328,860

		4,755,644

	Machinery —1.3%
35,200	Deere & Co.	3,824,128
6,500	Rockwell Automation, Inc.	389,155
13,300	SPX Corp.	933,660

		5,146,943

	Media —3.6%
144,100	CBS Corp. (Class B Stock)(a)	4,408,019
2,300	Clear Channel Communications, Inc.	80,592
30,450	Comcast Corp. (Class A Stock) *	790,177
3,400	E.W. Scripps Co. (Class A Stock)	151,912
49,900	Gannett Co., Inc.	2,808,871
62,900	Idearc, Inc.	2,207,790
96,800	News Corp. (Class A Stock)	2,238,016
32,000	Time Warner, Inc.	631,040

32,900	Walt Disney Co. (The)	1,132,747

		14,449,164

	Metals & Mining —2.1%
174,676	Alcoa, Inc.(a)	5,921,516
18,945	Freeport-McMoRan Copper & Gold, Inc.	1,253,970
14,600	United States Steel Corp.	1,447,882

		8,623,368

	Miscellaneous Manufacturers —0.1%
8,500	Illinois Tool Works, Inc.	438,600

	Multi-Line Retail —0.8%
3,600	Abercrombie & Fitch Co. (Class A Stock)	272,448
30,600	Federated Department Stores, Inc.	1,378,530
10,200	J.C. Penney Co., Inc.	838,032
9,300	Kohl’s Corp. *	712,473

		3,201,483

	Multi-Utilities & Unregulated Power —0.2%
14,600	SCANA Corp.	630,282

	Networking Equipment —0.1%
11,900	Juniper Networks, Inc. *	234,192

	Oil, Gas & Consumable Fuels —11.1%
45,800	Apache Corp.	3,238,060
200	Baker Hughes, Inc.	13,226
1,000	BJ Services Co.	27,900
36,000	ChevronTexaco Corp.	2,662,560
116,100	ConocoPhillips	7,935,435
21,200	Devon Energy Corp.	1,467,464
8,200	Dynegy, Inc. (Class A Stock)	75,932
139,400	Exxon Mobil Corp.	10,517,730
16,600	Hess Corp.	920,802
7,000	Marathon Oil Corp.	691,810
144,100	Occidental Petroleum Corp.	7,105,571
22,300	Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)	1,485,403
7,200	Schlumberger Ltd. (Netherlands)	497,520
14,600	Sunoco, Inc.	1,028,424
60,800	Valero Energy Corp.	3,920,992
12,400	Weatherford International Ltd. *	559,240
39,400	XTO Energy, Inc.	2,159,514

		44,307,583

	Paper & Forest Products —0.7%
54,691	Domtar Corp. (Canada)(a)*	509,173
28,861	Weyerhauser Co.	2,157,071

		2,666,244

	Pharmaceuticals —3.9%
19,900	Abbott Laboratories	1,110,420
36,200	Johnson & Johnson	2,181,412
122,300	Merck & Co., Inc.	5,401,991
241,600	Pfizer, Inc.	6,102,816
34,800	Schering-Plough Corp.	887,748

		15,684,387

	Railroads & Equipment —0.7%
17,200	CSX Corp.	688,860
40,100	Norfolk Southern Corp.	2,029,060

		2,717,920

	Real Estate —0.3%
7,200	Boston Properties, Inc.	845,280

2,600	Simon Property Group, Inc.(a)	289,250

		1,134,530

	Real Estate Investment Trusts —1.1%
19,900	Apartment Investment & Management Co. (Class A Stock)	1,148,031
15,000	Hospitality Properties Trust(a)	702,000
19,300	Host Marriott Corp.	507,783
32,900	ProLogis(a)	2,136,197

		4,494,011

	Real Estate Management & Development —0.4%
51,450	Realogy Corp. *	1,523,435

	Retail & Merchandising —0.1%
16,200	Family Dollar Stores, Inc.	479,844

	Road & Rail —0.5%
10,740	Avis Budget Group *	293,417
22,800	Burlington North Santa Fe Corp.	1,833,804

		2,127,221

	Semiconductors & Semiconductor Equipment —0.1%
11,500	Xilinx, Inc.	295,895

	Software —2.4%
45,400	BMC Software, Inc. *	1,397,866
152,258	CA, Inc.(a)	3,945,005
148,400	Microsoft Corp.	4,135,908
16,600	Oracle Corp. *	300,958

		9,779,737

	Specialty Retail —1.0%
61,500	Home Depot, Inc. (The)	2,259,510
41,900	Limited Brands, Inc.(a)	1,091,914
18,600	Staples, Inc.	480,624

		3,832,048

	Telecommunication Services —3.0%
259,860	AT&T, Inc.	10,246,280
30,800	Corning, Inc. *	700,392
23,300	Motorola, Inc.	411,711
14,700	QUALCOMM, Inc.	627,102

		11,985,485

	Telecommunications —0.4%
22,600	Cisco Systems, Inc. *	576,978
30,900	Crown Castle International Corp. *	992,817

		1,569,795

	Textiles, Apparel & Luxury Goods —0.3%
200	Coach, Inc. *	10,010
41,400	Jones Apparel Group, Inc.	1,272,222

		1,282,232

	Thrifts & Mortgage Finance —3.3%
111,500	Countrywide Credit Industries, Inc.	3,750,860
7,900	Fannie Mae	431,182
98,800	Freddie Mac	5,877,612

77,300	Washington Mutual, Inc.(a)	3,121,374

		13,181,028

	Tobacco —2.0%
90,800	Altria Group, Inc.	7,973,148

	TOTAL LONG-TERM INVESTMENTS (cost $316,240,810)	393,305,029

	SHORT-TERM INVESTMENT —8.3%

	AFFILIATED MONEY MARKET MUTUAL FUND
33,313,170	Dryden Core Investment Fund - Taxable Money Market Series (cost $33,313,170; includes $25,400,194 of cash collateral for securities on loan)(b)(w)	33,313,170

	TOTAL INVESTMENTS—106.6% (cost $349,553,980)(p)	426,618,199
	Liabilities in excess of other assets —(6.6)%	(26,413,613)

	NET ASSETS —100%	$400,204,586

The following abbreviations are used in portfolio descriptions:

ADR — American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $24,299,120; cash collateral of $25,400,194 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of investments was $351,349,997; accordingly, net unrealized appreciation on investments for federal income tax purposes was $75,268,202 (gross unrealized appreciation—$78,957,833; gross unrealized depreciation—$3,689,631). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SMALL CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of March 31, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —95.5%

	Common Stocks

	Advertising —0.8%
70,570	Marchex, Inc. (Class B Stock)(a)	$1,081,132

	Aerospace —2.9%
67,394	AAR Corp.*	1,857,379
49,360	Aegean Marine Petroleum Network, Inc. (Marshall Islands)	831,222
41,870	BE Aerospace, Inc.*	1,327,279

		4,015,880

	Aerospace & Defense —1.3%
30,240	HEICO Corp.(a)	1,103,458
34,580	Orbital Sciences Corp.*	648,029

		1,751,487

	Banks —1.0%
41,997	Signature Bank*	1,366,582

	Biotechnology —1.1%
52,133	Illumina, Inc.(a)*	1,527,497

	Broadcasting —0.4%
30,600	DG FastChannel, Inc.*	508,878

	Clothing & Apparel —1.0%
11,720	Crocs, Inc.(a)*	553,770
42,490	Iconix Brand Group, Inc.(a)*	866,796

		1,420,566

	Commercial Services —6.3%
46,710	Barrett Business Services, Inc.	1,076,665
42,779	CoStar Group, Inc.(a)*	1,911,366
34,685	CRA International, Inc.*	1,809,863
37,740	FirstService Corp. (Canada)*	1,040,869
43,460	Rollins, Inc.	1,000,015
28,350	Steiner Leisure Ltd.*	1,275,183
17,600	Team, Inc.(a)*	671,440

		8,785,401

	Computer Hardware —0.4%
43,100	Cray, Inc.(a)*	594,349

	Computer Networking —0.4%
24,030	Atheros Communications(a)*	575,038

	Computer Services & Software —4.3%
33,660	Advent Software, Inc.(a)*	1,173,724
46,580	Concur Technologies, Inc.(a)*	813,287
153,441	Informatica Corp.*	2,060,713
27,790	The9 Ltd., ADR (Cayman Islands)(a)*	937,635
28,340	THQ, Inc.*	968,944

		5,954,303

	Construction —1.3%
22,505	A.S.V., Inc.(a)*	343,426
48,533	Shaw Group, Inc.(a)*	1,517,627

		1,861,053

	Education —0.6%
27,440	DeVry, Inc.	805,364

	Electronic Components —3.9%
57,330	Coherent, Inc.(a)*	1,819,654
16,520	Houston Wire & Cable Co.*	462,890
33,950	Rogers Corp.*	1,505,683

60,086	Trimble Navigation Ltd.*	1,612,708

		5,400,935

	Entertainment & Leisure —4.3%
16,820	Allegiant Travel Co.*	529,830
100,220	Century Casinos, Inc.(a)*	826,815
16,620	Digital Theater Systems, Inc.*	402,702
16,570	Life Time Fitness, Inc.(a)*	851,864
49,190	Scientific Games Corp. (Class A Stock)(a)*	1,614,908
96,013	Shuffle Master, Inc.(a)*	1,752,237

		5,978,356

	Financial - Brokerage —0.4%
18,520	Penson Worldwide, Inc.*	559,119

	Financial Services —8.4%
41,534	Cohen & Steers, Inc.	1,789,285
50,130	Euronet Worldwide, Inc.*	1,346,492
18,620	GFI Group, Inc.*	1,265,601
20,295	Greenhill & Co., Inc.(a)	1,245,910
18,400	International Securities Exchange, Inc.	897,920
31,470	Investment Technology Group, Inc.*	1,233,624
18,585	KBW, Inc.*	646,015
44,900	Optionable, Inc.*	266,257
27,080	optionsXpress Holdings, Inc.	637,463
25,720	Portfolio Recovery Associates, Inc.(a)	1,148,398
53,033	Texas Capital Bancshares, Inc.*	1,087,176

		11,564,141

	Food & Staples Retailing —0.6%
70,380	SunOpta, Inc.(a)*	837,522

	Healthcare Equipment & Supplies —0.4%
1,125	ArthroCare Corp.*	40,545
10,430	Kyphon, Inc.*	470,810

		511,355

	Healthcare Services —2.3%
114,220	Five Star Quality Care, Inc.(a)*	1,174,181
32,370	HMS Holdings Corp.*	708,903
34,620	Systems Xcellence, Inc. (Canada)*	652,241
35,080	Trizetto Group, Inc. (The)(a)*	701,951

		3,237,276

	Insurance —2.3%
37,380	Amerisafe, Inc.*	704,613
78,690	Amtrust Financial Services, Inc.	830,966
33,150	First Mercury Financial Corp.*	681,233
35,750	Security Capital Assurance Ltd. (Bermuda)	1,009,222

		3,226,034

	Internet Services —9.7%
66,743	Avocent Corp.*	1,800,059
72,700	Cybersource Corp.*	909,477
22,210	DealerTrack Holdings, Inc.(a)*	682,291
6,980	Equinix, Inc.(a)*	597,698
45,650	J2 Global Communications, Inc.(a)*	1,265,418
136,220	NaviSite, Inc.*	818,682
24,930	NutriSystem, Inc.(a)*	1,306,581
67,850	Online Resources Corp.*	778,240
42,350	Perficient, Inc.*	837,683
33,640	RADVision Ltd. (Israel)*	793,904
105,756	Valueclick, Inc.(a)*	2,763,404
15,920	WebEx Communications, Inc.*	905,211

		13,458,648

	Machinery & Equipment —5.4%
88,570	Flow International Corp.(a)*	951,242
57,782	Gardner Denver, Inc.*	2,013,702

20,352	IDEX Corp.	1,035,510
88,435	Intermec, Inc.(a)*	1,975,638
22,667	Kennametal, Inc.	1,532,516

		7,508,608

	Manufacturing —0.7%
16,470	Ceradyne, Inc.*	901,568

	Medical Supplies & Equipment —16.0%
188,918	American Medical Systems Holdings, Inc.(a)*	3,999,394
53,090	AngioDynamics, Inc.(a)*	896,690
17,300	Cutera, Inc.*	626,087
38,698	Integra LifeSciences Holdings Corp.*	1,763,855
57,971	Inverness Medical Innovations, Inc.*	2,537,970
37,330	K-V Pharmaceutical Co. (Class A Stock)*	923,171
116,790	LeMaitre Vascular, Inc.*	753,296
16,260	Medicis Pharmaceutical Corp.(a)	501,133
46,509	Mentor Corp.	2,139,414
23,275	Meridian Bioscience, Inc.	646,114
33,140	Micrus Endovascular Corp.*	790,058
101,180	NovaMed, Inc.*	655,646
65,972	NuVasive, Inc.(a)*	1,566,835
158,520	Orthovita, Inc.(a)*	462,878
27,544	PolyMedica Corp.(a)	1,165,938
21,760	ResMed, Inc.(a)*	1,096,051
105,890	Spectranetics Corp. (The)*	1,133,023
12,870	Vital Images, Inc.*	428,056

		22,085,609

	Metals & Mining —1.5%
54,000	Ladish Co., Inc.*	2,032,560

	Oil, Gas & Consumable Fuels —7.0%
10,510	Core Laboratories NV(a)*	881,053
93,215	Dril-Quip, Inc.(a)*	4,034,345
51,088	Oil States International, Inc.(a)*	1,639,414
89,871	Superior Energy Services, Inc.*	3,097,854

		9,652,666

	Pharmaceuticals —0.6%
30,198	HealthExtras, Inc.*	869,099

	Real Estate —0.9%
44,050	KKR Financial Corp.	1,208,292

	Real Estate Investment Trusts —1.2%
94,886	Highland Hospitality Corp.	1,688,971

	Retail & Merchandising —3.2%
35,800	Cache, Inc.(a)*	635,450
31,716	Jos. A. Bank Clothiers, Inc.(a)*	1,121,161
51,396	Tractor Supply Co.(a)*	2,646,894

		4,403,505

	Semiconductors —0.5%
13,630	Varian Semiconductor Equipment Associates, Inc.*	727,569

	Telecommunications —3.0%
31,960	Cbeyond, Inc.*	937,387
57,002	NeuStar, Inc. (Class A Stock)(a)*	1,621,137
38,610	Time Warner Telecom, Inc. (Class A Stock)*	801,930
22,380	ViaSat, Inc.*	737,868

		4,098,322

	Transportation —1.4%
43,901	Forward Air Corp.	1,443,465

17,570	Old Dominion Freight Line, Inc.*	506,192

		1,949,657

	TOTAL LONG-TERM INVESTMENTS (cost $112,749,909)	132,147,342

	SHORT-TERM INVESTMENT —39.4%

	AFFILIATED MONEY MARKET MUTUAL FUND
54,435,395	Dryden Core Investment Fund - Taxable Money Market Series (cost $54,435,395; includes $49,727,659 of cash collateral for securities on loan)(b)(w)	54,435,395

	TOTAL INVESTMENTS(p)—134.9% (cost $167,185,304)	186,582,737
	Liabilities in excess of other assets —(34.9)%	(48,241,247)

	NET ASSETS —100%	$138,341,490

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $47,532,459; cash collateral of $49,727,659 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of investments was $167,239,403; accordingly, net unrealized appreciation on investments for federal income tax purposes was $19,343,334 (gross unrealized appreciation $22,735,007; gross unrealized depreciation - $3,391,673). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SMALL CAPITALIZATION VALUE PORTFOLIO.

Schedule of Investments

As of March 31, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —96.3%

	Common Stocks

	Aerospace —0.2%
9,200	Alliant Techsystems, Inc.*(a)	$808,864

	Aerospace/Defense —2.1%
37,300	AAR Corp.*	1,027,988
22,186	BE Aerospace, Inc.*	703,296
32,900	Curtiss-Wright Corp.*(a)	1,267,966
24,125	DRS Technologies, Inc.	1,258,601
1,500	Esterline Technologies Corp.*	61,605
200	HEICO Corp.	7,298
3,000	Kaman Corp. (Class A Stock)	69,930
66,575	Moog, Inc. (Class A Stock)*	2,772,849
2,000	Orbital Sciences Corp.*	37,480
30,662	Teledyne Technologies, Inc.*	1,147,986
800	Triumph Group, Inc.	44,272

		8,399,271

	Airlines —0.5%
2,100	Alaska Air Group, Inc.*	80,010
6,500	ExpressJet Holdings, Inc.*	37,960
4,913	Republic Airways Holdings, Inc.*	112,803
65,000	SkyWest, Inc.	1,743,950

		1,974,723

	Apparel
3,100	Maidenform Brands, Inc.*	71,517

	Asset Management & Custody Banks
7,300	W.P. Stewart & Co. Ltd. (Bermuda) *(a)	73,511

	Auto Related —1.2%
54,312	Aftermarket Technology Corp.*	1,318,695
20,539	American Axle & Manufacturing Holdings, Inc.(a)	561,742
118,800	ArvinMeritor, Inc.(a)	2,168,100
32,528	Cooper Tire & Rubber Co.(a)	594,937
600	Keystone Automotive Industries, Inc.*	20,220
2,200	Modine Manufacturing Co.	50,380
4,300	Tenneco, Inc.*	109,478
3,300	Visteon Corp.*	28,182

		4,851,734

	Automobile Manufacturers —0.3%
30,000	Thor Industries, Inc.	1,181,700

	Automotive Components
700	Lear Corp.*	25,557

	Banks —5.3%
23,210	Amcore Financial, Inc.(a)	736,917
700	AmericanWest Bancorp	15,078
1,200	Ameris Bancorp	29,376
600	BancFirst Corp.	27,810
73,200	BancorpSouth, Inc.	1,789,740
90,289	Bank Mutual Corp.	1,026,586
81,834	BankAtlantic Bancorp, Inc. (Class A Stock)	896,901
40,200	BankUnited Financial Corp. (Class A Stock)(a)	852,642
400	Banner Corp.	16,620
800	Capital Bancorp Ltd.	29,480
500	Capital Corp. of The West	13,275
48,468	Cardinal Financial Corp.	483,711
900	Cathay General Bancorp	30,582
3,100	Central Pacific Financial Corp.	113,367
1,300	Chemical Financial Corp.	38,727

2,500	City Holding Co.	101,125
3,400	Colonial BancGroup, Inc. (The)	84,150
1,100	Columbia Banking System, Inc.	37,103
2,100	Community Bank System, Inc.	43,932
1,500	Community Trust Bancorp, Inc.	54,345
7,200	Corus Bankshares, Inc.	122,832
1,900	Cullen Frost Bankers, Inc.	99,427
2,500	Dime Community Bancshares	33,075
5,300	First Bancorp (Puerto Rico)	70,278
63,057	First Financial Bancorp	952,791
500	First Financial Holdings, Inc.	17,300
7,800	First Niagara Financial Group, Inc.	108,498
1,200	First Place Financial Corp. (OH)	25,740
2,400	First Republic Bank (CA)	128,880
900	FirstFed Financial Corp.*	51,147
51,457	FirstMerit Corp.	1,086,257
2,600	Flagstar Bancorp, Inc.	31,070
800	FNB Corp.	28,664
800	Great Southern Bancorp, Inc.	23,424
2,900	Greater Bay Bancorp Holding Co.	77,981
9,900	Hanmi Financial Corp.	188,694
2,850	IBERIABANK Corp.	158,631
3,000	Independent Bank Corp.	98,820
3,166	Independent Bank Corp. (MI)	64,491
3,500	Irwin Financial Corp.	65,240
500	ITLA Capital Corp.	26,010
300	Lakeland Financial Corp.	6,810
1,800	MAF Bancorp, Inc.	74,412
1,780	MainSource Financial Group, Inc.	30,224
12,250	MB Financial, Inc.	441,123
600	MBT Financial Corp.	7,746
771	Mercantile Bank Corp.	25,042
1,300	Mid-State Bancshares	47,697
2,100	Nara Bancorp, Inc.	36,771
28,256	Old National Bancorp	513,694
400	Old Second Bancorp, Inc.	10,960
22,900	Oriental Financial Group, Inc. (Puerto Rico)	269,762
4,100	Partners Trust Financial Group, Inc.	46,863
1,000	Peoples Bancorp, Inc.	26,410
7,225	Prosperity Bancshares, Inc.	250,997
36,700	Provident Bankshares Corp.	1,205,962
6,100	R & G Financial Corp. (Class B Stock)*	30,500
13,967	Rainier Pacific Financial Group, Inc.	277,385
551	Republic Bancorp, Inc. (KY) (Class A Stock)	12,464
535	Royal Bancshares of Pennsylvania (Class A Stock)	12,706
200	Santander BanCorp (Puerto Rico)	3,522
315	SCBT Financial Corp.	11,422
900	Security Bank Corp.	18,126
100	Sierra Bancorp	2,806
34,758	Signature Bank*	1,131,025
700	Simmons First National Corp. (Class A Stock)	21,049
2,900	Southwest Bancorp, Inc.	74,501
5,450	Sterling Bancshares, Inc. (TX)	60,931
1,700	Sterling Financial Corp. (PA)	37,740
65,375	Sterling Financial Corp. (WA)	2,039,046
50,000	Susquehanna Bancshares, Inc.	1,159,500
900	Taylor Capital Group, Inc.	31,500
52,200	TierOne Corp.	1,411,488
900	Trico Bancshares	21,303
39,288	UMB Financial Corp.	1,483,515
3,483	Umpqua Holdings Corp.	93,240
800	United Bankshares, Inc.	28,024
7,600	W Holding Co., Inc.	38,000
4,200	West Coast Bancorp	134,274

800	WSFS Financial Corp.	51,584

		21,060,841

	Beverages —0.5%
85,000	PepsiAmericas, Inc.	1,897,200

	Biotechnology —0.1%
1,400	Applera Corp. - Celera Genomics Group*	19,880
1,100	Bio-Rad Laboratories, Inc. (Class A Stock)*	76,824
4,826	Cambrex Corp.	118,720
1,300	LifeCell Corp.*	32,461
1,600	Nektar Therapeutics*	20,896

		268,781

	Broadcasting
4,400	Cox Radio, Inc.*	60,060
3,000	Entercom Communications Corp.	84,540
800	Lin TV Corp. (Class A Stock)*	12,720

		157,320

	Building Products —1.5%
31,890	Apogee Enterprises, Inc.	639,076
50,000	Crane Co.	2,021,000
1,300	Eagle Materials, Inc.	58,019
500	Genlyte Group, Inc.*	35,275
63,795	Lennox International, Inc.	2,277,481
1,400	NCI Buildings Systems, Inc.*	66,836
26,100	Simpson Manufacturing Co., Inc.(a)	804,924
1,800	Universal Forest Products, Inc.	89,190

		5,991,801

	Business Services —0.9%
19,200	Administaff, Inc.	675,840
18,214	Clean Harbors, Inc.*	823,637
800	infoUSA, Inc.	7,696
49,625	URS Corp.*	2,113,529

		3,620,702

	Chemicals —3.3%
27,155	Arch Chemicals, Inc.	847,779
2,700	CF Industries Holdings, Inc.	104,085
6,900	Cytec Industries, Inc.	388,056
22,895	Ferro Corp.	494,761
17,120	FMC Corp.	1,291,362
1,400	Georgia Gulf Corp.	22,694
4,400	H.B. Fuller Co.	119,988
6,900	Hercules, Inc.*	134,826
900	Innospec, Inc. (United Kingdom)	51,876
13,000	Lubrizol Corp. (The)	669,890
90,000	Methanex Corp. (Canada)	2,009,700
600	Minerals Technologies, Inc.	37,296
600	NewMarket Corp.	24,402
166,115	Olin Corp.(a)	2,813,988
900	OM Group, Inc.*	40,212
2,300	Rockwood Holdings, Inc.*	63,664
58,000	RPM International, Inc.	1,339,800
44,000	Sensient Technologies Corp.	1,134,320
2,900	Spartech Corp.	85,086
2,300	UAP Holding Corp.	59,455
45,950	Valspar Corp. (The)	1,278,788
2,800	W.R. Grace & Co.*	73,976

10,000	Westlake Chemical Corp.	271,500

		13,357,504

	Clothing & Apparel —0.1%
4,822	Columbia Sportswear Co.	300,459

	Commercial Banks —0.1%
6,400	PrivateBancorp, Inc.	233,984

	Commercial Services —1.6%
100,000	Advance America Cash Advance Centers, Inc.	1,539,000
300	Arbitron, Inc.	14,085
13,400	BearingPoint, Inc.*	102,644
900	Consolidated Graphics, Inc.*	66,645
400	CRA International, Inc.*	20,872
800	Electro Rent Corp.*	11,520
3,200	Gartner, Inc.*	76,640
3,200	Geo Group, Inc. (The)*	145,024
12,100	Healthcare Services Group, Inc.	346,665
14,625	Healthspring, Inc.*	344,419
300	MAXIMUS, Inc.	10,344
5,225	On Assignment, Inc.*	64,842
73,600	Pharmaceutical Product Development, Inc.	2,479,584
5,400	Spherion Corp.*	47,628
500	Startek, Inc.	4,895
9,400	Stewart Enterprises, Inc.	75,764
5,575	Team, Inc.*	212,686
3,900	TeleTech Holdings, Inc.*	143,091
1,600	Vertrue, Inc.*	76,976
1,800	Viad Corp.	69,480
750	Volt Info Sciences, Inc.*	19,643
20,512	Waste Connections, Inc.*(a)	614,129

		6,486,576

	Commercial Services & Supplies —1.7%
39,532	Avis Budget Group*	1,080,014
29,500	John H. Harland Co.	1,511,285
65,000	Schawk, Inc.	1,177,150
62,287	School Specialty, Inc.*(a)	2,249,184
900	Valassis Communications, Inc.*	15,471
14,282	Watson Wyatt Worldwide, Inc.	694,819

		6,727,923

	Computer Hardware —0.7%
3,300	Agilysys, Inc.	74,151
3,100	Aspen Technology, Inc.*	40,300
34,043	BISYS Group, Inc. (The)*	390,133
19,000	Brocade Communications Systems, Inc.*	180,880
4,200	CIBER, Inc.*	33,054
2,300	Covansys Corp.*	56,764
3,300	Electronics For Imaging, Inc.*	77,385
4,700	Gateway, Inc.*	10,293
1,100	Hutchinson Technology, Inc.*	25,685
1,800	Imation Corp.	72,684
1,000	Komag, Inc.*	32,730
2,300	Magma Design Automation, Inc.*	27,508
4,500	Palm, Inc.*	81,585
69,861	Perot Systems Corp. (Class A Stock)*	1,248,416
20,700	Quantum Corp.*	55,890
900	Radisys Corp.*	14,706
1,400	Silcon Storage Technology, Inc.*	6,902
1,700	SYKES Enterprises, Inc.*	31,008
750	Talx Corp.	24,847

12,100	Tyler Technologies, Inc.*	153,670

		2,638,591

	Computer Services & Software —2.1%
1,200	Altiris, Inc.*	39,492
35,290	Avocent Corp.*	951,771
6,475	Blackbaud, Inc.	158,120
2,000	Digi International, Inc.*	25,400
54,100	Global Payments, Inc.	1,842,646
2,500	Inter-Tel, Inc.	59,100
900	Mantech International Corp.*	30,069
8,375	MICROS Systems, Inc.*(a)	452,166
93,952	Parametric Technology Corp.*	1,793,544
1,300	Progress Software Corp.*	40,560
700	QAD, Inc.	6,370
1,400	Quest Software, Inc.*	22,778
600	Si International, Inc.*	17,226
300	SPSS, Inc.*	10,830
51,505	Sybase, Inc.*(a)	1,302,046
200	SYNNEX Corp.*	4,248
33,030	Synopsys, Inc.*(a)	866,377
17,780	THQ, Inc.*(a)	607,898
1,700	webMethods, Inc.*	12,223

		8,242,864

	Computers
4,700	Mentor Graphics Corp.*	76,798

	Conglomerates —0.3%
47,300	Griffon Corp.*	1,170,675

	Construction —0.5%
900	Builders Firstsource, Inc.*	14,463
800	EMCOR Group, Inc.*	47,184
1,200	Granite Construction, Inc.	66,312
14,789	Insituform Technologies, Inc. (Class A Stock)*(a)	307,463
74,900	Standard Pacific Corp.(a)	1,563,163
1,300	Washington Group International, Inc.*	86,346

		2,084,931

	Consumer Finance —0.1%
10,557	McGrath Rentcorp	334,340

	Consumer Products & Services —1.7%
21,367	American Greetings Corp. (Class A Stock)	495,928
18,596	Aptargroup, Inc.	1,244,630
57,945	Central Garden & Pet Co.*(a)	855,848
2,000	Elizabeth Arden, Inc.*	43,640
900	Ennis, Inc.	24,084
1,800	Kimball International, Inc. (Class B Stock)	34,704
49,950	Scotts Miracle-Gro Co. (The)(a)	2,199,298
38,746	Snap-On, Inc.	1,863,683

		6,761,815

	Consumer Services
3,000	Rent-A-Center, Inc.*	83,940

	Containers & Packaging —0.3%
18,965	Bemis Co.	633,241
1,000	Greif, Inc. (Class A Stock)	111,110
3,800	Rock-Tenn Co. (Class A Stock)	126,160

3,700	Silgan Holdings, Inc.	189,107

		1,059,618

	Distribution/Wholesale —0.3%
14,425	Brightpoint, Inc.*	165,022
2,500	Building Material Holding Corp.	45,275
1,000	United Stationers, Inc.*	59,920
14,739	WESCO International, Inc.*	925,314

		1,195,531

	Diversified Financial Services
2,400	CharterMac*	46,440

	Diversified Financials —0.1%
12,500	Financial Federal Corp.	329,000

	Diversified Telecommunication Services —0.3%
65,000	Iowa Telecommunications Services, Inc.	1,300,000

	Drugs & Healthcare —0.8%
19,259	Cooper Cos, Inc.	936,373
35,400	Covance, Inc.*	2,100,636

		3,037,009

	Drugs & Medicine —0.2%
17,425	Barr Pharmaceuticals, Inc.*	807,649

	Electric Utilities —2.2%
7,500	Avista Corp.	181,725
500	Black Hills Corp.	18,385
1,000	CH Energy Group, Inc.	48,690
45,300	Cleco Corp.	1,170,099
52,000	Duquesne Light Holdings, Inc.	1,029,080
5,200	El Paso Electric Co.*	137,020
14,546	Idacorp, Inc.	492,237
54,050	PNM Resources, Inc.	1,745,815
1,400	UIL Holdings Corp.	48,580
5,700	Unisource Energy Corp.	214,035
115,522	Westar Energy, Inc.(a)	3,179,165
14,508	Wisconsin Energy Corp.	703,928

		8,968,759

	Electrical Equipment —0.8%
26,200	Acuity Brands, Inc.	1,426,328
34,400	Regal-Beloit Corp.	1,595,472

		3,021,800

	Electronic Components —1.0%
3,700	Blockbuster, Inc. (Class A Stock)*	23,828
1,300	Conexant Systems, Inc.*	2,145
21,752	Empire District Electric Co. (The)	539,450
500	Kopin Corp.*	1,690
50,800	Park Electrochemical Corp.	1,377,696
700	Plexus Corp.*	12,005
31,241	Portland General Electric Co.(a)	912,237
51,000	Technitrol, Inc.*	1,335,690

		4,204,741

	Electronic Equipment & Instruments —0.3%
400	Global Imaging Systems, Inc.*	7,800
42,300	Tektronix, Inc.	1,191,168

		1,198,968

	Electronics —3.3%
26,566	Avnet, Inc.*(a)	960,095
900	Bel Fuse, Inc. (Class B Stock)	34,839

16,514	Belden CDT, Inc.	884,985
70,350	Benchmark Electronics, Inc.*(a)	1,453,431
48,100	Checkpoint Systems, Inc.*	1,138,046
39,380	Coherent, Inc.*(a)	1,249,921
3,300	CTS Corp.	45,606
300	Electro Scientific Industries, Inc.*	5,772
82,000	FLIR Systems, Inc.*(a)	2,924,940
12,175	General Cable Corp.*(a)	650,510
1,700	KEMET Corp.*	13,005
24,762	Littelfuse, Inc.*	1,005,337
5,973	Mettler-Toledo International, Inc.*	535,002
44,978	Paxar Corp.*	1,290,869
290,000	Sanmina-SCI Corp.*	1,049,800
1,800	TTM Technologies, Inc.*	17,172
1,200	Watts Water Technologies, Inc. (Class A Stock)	45,636

		13,304,966

	Energy Equipment —0.2%
9,250	Universal Compression Holdings, Inc.*	626,040

	Energy Equipment & Services —1.6%
50,000	Frontier Oil Corp.	1,632,000
69,583	Headwaters, Inc. *(a)	1,520,389
25,000	Holly Corp.	1,482,500
30,000	Tidewater, Inc.(a)	1,757,400

		6,392,289

	Entertainment
900	Macrovision Corp.*	22,545

	Entertainment & Leisure —0.3%
41,849	Bally Technologies, Inc.*	986,799
6,700	K2, Inc.*	81,003
1,400	RC2 Corp.*	56,546
1,000	Steinway Musical Instruments, Inc.	32,270

		1,156,618

	Environmental Services —0.5%
66,000	Allied Waste Industries, Inc.*	830,940
54,857	Tetra Tech, Inc.*	1,045,574
1,066	Waste Services, Inc.*	10,596

		1,887,110

	Exchange Traded Funds —1.2%
42,257	iShares Russell 2000 Value Index Fund(a)	3,420,704
18,663	iShares S&P SmallCap 600 Value Index Fund(a)	1,431,639

		4,852,343

	Finance - Leasing
1,100	Marlin Business Services, Inc.*	24,068

	Financial - Bank & Trust —1.2%
13,900	Citizens Banking Corp.	308,022
900	City Bank/Lynnwood (WA)	28,899
100	Columbia Bancorp	2,401
1,100	Downey Financial Corp.	70,994
83,000	Franklin Bank Corp.*	1,483,210
500	Heartland Financial USA, Inc.	13,375
300	Heritage Commerce Corp.	7,647
625	Horizon Financial Corp.	13,800
61,455	NewAlliance Bancshares, Inc.	996,185
47,400	PFF Bancorp, Inc.	1,437,642
43,361	Superior Bancorp *(a)	468,299

600	Union Bankshares Corp.	15,564

		4,846,038

	Financial - Brokerage
21,000	Friedman, Billings, Ramsey Group, Inc.	115,920

	Financial Services —3.8%
2,300	Advanta Corp. (Class B Stock)	100,832
4,750	Affiliated Managers Group, Inc. *(a)	514,663
54,650	Asset Acceptance Capital Corp.*	845,436
1,725	Bank of Granite Corp.	30,912
100	Berkshire Hills Bancorp, Inc.	3,365
39,744	Calamos Asset Management, Inc.	887,086
600	Camden National Corp.	26,040
800	CompuCredit Corp.*	24,976
3,525	Deluxe Corp.	118,193
4,571	Dollar Financial Corp.*	115,646
3,600	Doral Financial Corp.*	5,904
39,400	Eaton Vance Corp.	1,404,216
300	eSpeed, Inc. (Class A Stock)*	2,850
300	Farmers Capital Bank Corp.	8,814
400	Federal Agricultural Mortgage Corp. (Class C Stock)	10,880
11,775	First Cash Financial Services, Inc.*	262,347
7,600	First Charter Corp.	163,400
900	First Communtiy Bancshares, Inc.	35,100
600	First Regional Bancorp*	17,820
1,190	First Source Corp.	31,142
400	Greene County Bancshares, Inc.	13,564
100	Greenhill & Co, Inc.	6,139
1,000	Intervest Bancshares Corp.*	28,700
62,100	Jefferies Group, Inc.(a)	1,797,795
6,300	Knight Trading Group, Inc. (Class A Stock)*	99,792
58,400	MoneyGram International, Inc.(a)	1,621,184
1,300	National City Bancshares	28,977
9,148	National Penn Bancshares, Inc.	172,897
2,700	Ocwen Financial Corp.*	34,749
56,500	Pacific Capital Bancorp	1,814,780
500	Piper Jaffray Cos.*	30,970
99,725	Raymond James Financial, Inc.	2,967,816
1,200	Renasant Corp.	29,616
39,778	South Financial Group, Inc. (The)(a)	983,312
4,200	Student Loan Corp. (The)	780,864
1,800	SWS Group, Inc.	44,658
2,700	United Community Financial Corp.	29,835
3,600	World Acceptance Corp.*	143,820

		15,239,090

	Food & Drug Retailers
2,100	Perrigo Co.	37,086

	Food & Staples Retailing —0.2%
32,867	Casey’s General Stores, Inc.*	822,004

	Food - Wholesale
3,700	NBTY, Inc.*	196,248

	Food Products —2.4%
72,857	Corn Products International, Inc.	2,592,981
42,347	J.M. Smucker Co. (The)	2,257,942
1,400	Nash Finch Co.	48,244
50,000	Pilgrim’s Pride Corp.(a)	1,659,500
22,421	Ralcorp Holdings, Inc. *(a)	1,441,670

50,500	Ruddick Corp.	1,519,040

		9,519,377

	Foods —0.3%
32,422	Performance Food Group Co.*(a)	1,000,867
400	Premium Standard Farms, Inc.	8,416
1,300	Reddy Ice Holdings, Inc.	39,234
4,500	Spartan Stores, Inc.	120,600

		1,169,117

	Furniture
2,300	Sealy Corp.	40,204

	Gas & Pipeline Utilities —3.8%
29,276	AGL Resources, Inc.	1,250,671
14,536	Atlas America, Inc.*	821,139
62,801	Atmos Energy Corp.	1,964,415
61,000	Cascade Natural Gas Corp.	1,607,350
11,000	Energen Corp.	559,790
4,500	National Fuel Gas Co.	194,670
50,200	Southwest Gas Corp.	1,951,274
70,632	Swift Energy Co.*	2,950,298
40,200	UGI Corp.	1,073,742
24,662	W-H Energy Services, Inc.*	1,152,702
50,486	WGL Holdings, Inc.	1,614,542

		15,140,593

	Healthcare Equipment & Supplies —0.3%
10,800	Arrow International, Inc.	347,328
4,500	Hillenbrand Industries, Inc.	267,165
23,300	Invacare Corp.	406,352

		1,020,845

	Healthcare Products & Services
300	ICU Medical, Inc.*	11,760

	Healthcare Providers & Services —2.1%
5,000	Alliance Imaging, Inc.*	43,650
66,600	AMERIGROUP Corp.*(a)	2,024,640
2,700	AMN Healthcare Services, Inc.*	61,074
900	Apria Healthcare Group, Inc.*	29,025
6,800	Gentiva Health Services, Inc.*	137,156
1,800	Kindred Healthcare, Inc.*	59,004
1,500	Magellan Health Services, Inc.*	63,000
80,409	Owens & Minor, Inc.	2,953,423
54,958	Res-Care, Inc.*	961,765
53,900	Sunrise Senior Living, Inc.*(a)	2,130,128

		8,462,865

	Healthcare Services —1.0%
60,900	Centene Corp.*(a)	1,278,291
100	Genesis HealthCare Corp.*	6,311
28,900	Healthways, Inc.*(a)	1,351,075
11,975	LHC Group, Inc.*	388,349
500	Molina Healthcare, Inc.*	15,295
12,800	Pediatrix Medical Group, Inc.*	730,368
3,000	Psychiatric Solutions, Inc.*	120,930
900	Regeneron Pharmaceuticals, Inc.*	19,458

		3,910,077

	Home Builders —0.7%
53,000	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	1,333,480
39,300	Meritage Homes Corp.*(a)	1,262,316

1,100	WCI Communities, Inc.*	23,474

		2,619,270

	Hotels, Restaurants & Leisure —1.0%
300	Ameristar Casinos, Inc.	9,633
18,866	Applebee’s International, Inc.(a)	467,500
200	Bob Evans Farms, Inc.	7,390
51,810	Brinker International, Inc.	1,694,187
2,900	Jack in the Box, Inc.*	200,477
800	Papa John’s International, Inc.*	23,520
75,475	Sonic Corp.*	1,681,583

		4,084,290

	Household Durables —1.1%
53,139	Ethan Allen Interiors, Inc.(a)	1,877,932
19,600	Harman International Industries, Inc.(a)	1,883,168
12,700	Lancaster Colony Corp.	561,213

		4,322,313

	Household Products —0.1%
10,700	Tupperware Corp.	266,751

	Industrial Conglomerates —0.7%
39,000	Teleflex, Inc.	2,654,730

	Industrial Products —1.6%
19,121	Brady Corp.	596,576
23,798	CIRCOR International, Inc.	849,589
102,014	Flanders Corp.*	739,601
43,150	Interface, Inc.	689,968
57,167	Kaydon Corp.(a)	2,433,028
4,300	Myers Industries, Inc.	80,324
2,800	NN, Inc.	34,972
17,905	Unifirst Corp.	687,015
2,600	Valmont Industries, Inc.	150,358

		6,261,431

	Insurance —6.0%
900	Amercan Physicians Capital, Inc.*	36,072
79,463	American Equity Investment Life Holding Co.(a)	1,043,349
6,000	American Financial Group, Inc.	204,240
2,800	Argonaut Group, Inc.*	90,608
81,225	Delphi Financial Group, Inc. (Class A Stock)	3,267,682
1,200	Direct General Corp.	25,512
27,663	Employers Holdings, Inc.*	553,814
800	FPIC Insurance Group, Inc.*	35,736
1,000	Harleysville Group, Inc.	32,490
14,875	HCC Insurance Holdings	458,150
36,350	Hilb, Rogal & Hobbs Co.	1,782,967
42,472	Horace Mann Educators Corp.	872,799
41,859	Infinity Property & Casual Corp.	1,961,513
14,800	LandAmerica Financial Group, Inc.(a)	1,093,868
1,100	Navigators Group, Inc.*	55,187
4,600	Odyssey Re Holdings Corp.	180,826
38,900	Ohio Casualty Corp.	1,165,055
48,301	Philadelphia Consolidated Holding Corp.*	2,124,761
1,100	Phoenix Cos., Inc. (The)	15,268
43,500	Platinum Underwriters Holdings, Ltd. (Bermuda)	1,395,480
9,900	PMA Capital Corp. (Class A Stock)*	92,961
16,530	PMI Group, Inc. (The)	747,487
31,133	ProAssurance Corp.*	1,592,453
33,000	Protective Life Corp.	1,453,320
300	RLI Corp.	16,479
2,600	Safety Insurance Group, Inc.	104,312
1,700	Seabright Insurance Holdings, Inc.*	31,280

3,400	Selective Insurance Group	86,564
43,700	State Auto Financial Corp.	1,404,081
1,500	Stewart Information Services Corp.	62,685
48,925	United Fire & Casualty Co.	1,718,735
4,700	Zenith National Insurance Corp.	222,169

		23,927,903

	Internet
4,600	Ariba, Inc.*	43,240
3,300	Interwoven, Inc.*	55,770

		99,010

	Internet Services —0.1%
3,300	FTD Group, Inc.	54,549
2,500	Ipass, Inc.*	12,575
1,300	ProQuest Co.*	11,700
2,900	SonicWall, Inc.*	24,244
2,100	TIBCO Software, Inc.*	17,892
7,600	United Online, Inc.	106,628

		227,588

	Internet Software & Services —0.1%
10,825	Vignette Corp.*	201,020

	Investment Companies
3,300	MCG Capital Corp.	61,908
1,700	Medallion Financial Corp.	19,448

		81,356

	Leisure
3,200	Jakks Pacific, Inc.*	76,480

	Leisure Equipment & Products
5,525	Brunswick Corp.	175,971

	Machinery —3.8%
6,725	Actuant Corp. (Class A Stock)(a)	341,361
36,000	Albany International Corp. (Class A Stock)(a)	1,293,840
9,350	Applied Industrial Technologies, Inc.	229,356
500	Astec Industries, Inc.*	20,125
84,600	Barnes Group, Inc.	1,946,646
71,348	Briggs & Stratton Corp.(a)	2,201,086
46,350	Bucyrus International, Inc. (Class A Stock)(a)	2,387,025
900	Cascade Corp.	53,829
600	Gehl Co.*	15,228
800	Gibraltar Industries, Inc.	18,096
6,650	IDEX Corp.	338,352
41,437	Kadant, Inc.*	1,050,842
26,000	Kennametal, Inc.	1,757,860
15,000	Lincoln Electric Holdings, Inc.	893,400
60,900	Mueller Industries, Inc.	1,833,090
400	NACCO Industries, Inc. (Class A Stock)	54,964
8,075	Nordson Corp.	375,164
900	Sauer-Danfoss, Inc.	27,090
1,100	Smith A.O. Corp.	42,042
1,000	Tennant Co.	31,490
3,900	Wabtec Corp.	134,511

		15,045,397

	Manufacturing —1.4%
600	Ameron International Corp.	39,516
600	Ceradyne, Inc.*	32,844
4,300	EnPro Industries, Inc.*	155,015
65,809	Federal Signal Corp.	1,021,356

28,200	Harsco Corp.	1,265,052
113,300	Hexel Corp.*(a)	2,249,005
24,300	Winnebago Industries, Inc.(a)	817,209

		5,579,997

	Marine —0.1%
9,310	Arlington Tankers Ltd.	222,137

	Media —0.4%
35,441	Belo Corp. (Class A Stock)	661,683
12,571	Courier Corp.	491,149
2,400	Journal Register Co.	14,304
7,100	Lee Enterprises, Inc.	213,355
3,800	Lodgenet Entertainment Corp.*	116,736
600	Media General, Inc. (Class A Stock)	22,896
11,100	Radio One, Inc. (Class D Stock)*	71,706
2,500	Scholastic Corp.*	77,750
600	Sinclair Broadcast Group, Inc. (Class A Stock)	9,270
3,900	Westwood One, Inc.	26,793

		1,705,642

	Medical Products
100	Martek Bioscience Corp.*	2,062
1,800	Savient Pharmaceuticals, Inc.*	21,636

		23,698

	Medical Supplies & Equipment —0.4%
700	Adams Respiratory Therapeutics, Inc.*	23,541
1,300	Advanced Energy Industries, Inc.*	27,352
1,100	Arena Pharmaceuticals, Inc.*	11,946
500	Biosite, Inc.*	41,985
2,400	Conmed Corp.*	70,152
3,600	Exelixis, Inc.*	35,784
500	Greatbatch, Inc.*	12,750
1,700	HealthTronics Surgical, Inc.*	9,163
7,162	Medical Action Industries, Inc.*	171,172
600	Medivation, Inc.*	11,316
11,303	Orthofix International NV	577,018
3,200	PSS World Medical, Inc.*	67,648
1,000	STERIS Corp.	26,560
100	SurModics, Inc.*	3,600
34,117	Symmetry Medical, Inc.*	557,131
600	Viasys Healthcare, Inc.*	20,394

		1,667,512

	Metals & Mining —3.4%
50,000	Agnico-Eagle Mines Ltd. (Canada)(a)	1,771,000
3,000	Chaparral Steel Co.	174,510
36,200	Cleveland-Cliffs, Inc.(a)	2,317,162
73,800	Commercial Metals Co.	2,313,630
300,000	IAMGOLD Corp.(a)	2,313,000
24,700	Massey Energy Co.	592,553
53,200	Quanex Corp.(a)	2,253,020
700	Ryerson, Inc.	27,734
800	Schnitzer Steel Industries, Inc. (Class A Stock)	32,136
63,800	Timken Co.	1,933,778
600	Usec, Inc.*	9,750

		13,738,273

	Multi-Utilities —0.4%
63,600	Vectren Corp.	1,818,960

	Office Equipment —0.1%
8,725	Hon Industries, Inc.	400,739

6,600	IKON Office Solutions, Inc.	94,842

		495,581

	Oil & Gas —0.6%
6,428	Ship Finance International Ltd.	176,320
64,375	St. Mary Land & Exploration Co.	2,361,275

		2,537,595

	Oil & Gas Exploration/Production —1.5%
88,350	Cabot Oil & Gas Corp.(a)	5,947,722

	Oil, Gas & Consumable Fuels —4.4%
3,300	Alon USA Energy, Inc.	119,460
10,575	Arena Resources, Inc.*	530,019
35,158	Berry Petroleum Co. (Class A Stock)	1,077,944
1,400	Bois d’arc Energy, Inc.*	18,522
1,000	Callon Petroleum Co.*	13,570
1,500	Comstock Resources, Inc.*	41,070
1,800	Energy Partners Ltd.*	32,670
500	Giant Industries, Inc.*	37,825
11,875	Gulfport Energy Corp.*	158,650
1,300	Hanover Compressor Co.*	28,925
3,000	Harvest Natural Resources, Inc.*	29,220
1,300	Houston Expoloration Co.*	70,135
3,000	Laclede Group, Inc. (The)	93,240
800	Lone Star Technologies, Inc.*	52,824
35,000	Lufkin Industries, Inc.	1,966,300
3,200	New Jersey Resources Corp.	160,160
2,600	Nicor, Inc.	125,892
8,050	Northwest Natural Gas Co.	367,644
65,268	Oceaneering International, Inc.*	2,749,088
14,925	Oil States International, Inc.*	478,943
30,600	ONEOK, Inc.	1,377,000
2,400	Petrohawk Energy Corp.*	31,608
53,000	Range Resources Corp.	1,770,200
18,975	Rosetta Resources, Inc.*	389,747
1,500	RPC, Inc.	24,990
16,268	South Jersey Industries, Inc.	618,997
1,900	Stone Energy Corp.*	56,411
4,300	Trico Marine Services, Inc.*	160,218
1,900	Union Drilling, Inc.*	26,980
80,000	W&T Offshore, Inc.	2,314,400
46,500	Western Refining, Inc.	1,814,430
16,700	World Fuel Services Corp.	772,542

		17,509,624

	Paper & Forest Products —0.2%
3,100	Buckeye Technologies, Inc.*	40,238
19,455	Neenah Paper, Inc.	773,142
1,800	P.H. Glatfelter Co.	26,838
2,800	Schweitzer-Mauduit International, Inc.	69,580

		909,798

	Personell Services
2,300	Romac International, Inc.*	31,671

	Pharmaceuticals —0.1%
1,500	Adolor Corp.*	13,125
1,500	Alpharma, Inc. (Class A Stock)	36,120
900	Atherogenics, Inc.*	2,529
1,100	Auxilium Pharmaceuticals, Inc.*	16,148
800	Bradley Pharmaceuticals, Inc.*	15,352
800	Cubist Pharmaceuticals, Inc.*	17,656
2,400	Cypress Bioscience, Inc.*	18,240

600	Par Pharmaceutical Cos., Inc.*	15,072
3,700	Prestige Brands Holdings, Inc.*	43,845
1,000	Progenics Pharmaceuticals, Inc.*	23,680
400	United Therapeutics Corp.*	21,512
1,200	Valeant Pharmaceuticals International	20,748

		244,027

	Real Estate —1.1%
1,500	Equity Lifestyle Properties, Inc.	81,015
15,900	First Industrial Realty Trust, Inc.(a)	720,270
30,000	Healthcare Realty Trust, Inc.(a)	1,119,000
105,000	HRPT Properties Trust	1,291,500
300	James River Group, Inc.	9,393
22,213	Potlatch Corp.	1,016,911

		4,238,089

	Real Estate Investment Trust - Hotels
3,100	Hersha Hospitality Trust	36,518

	Real Estate Investment Trust - Office Industrial
3,000	BioMed Realty Trust, Inc.	78,900

	Real Estate Investment Trust - Other REIT
800	OMEGA Healthcare Investors, Inc.	13,720
12,000	Spirit Finance Corp.	178,800

		192,520

	Real Estate Investment Trusts —3.0%
2,000	American Home Mortgage Investment Corp.	53,980
10,400	Anthracite Capital, Inc.	124,800
20,370	Arbor Realty Trust, Inc.	620,063
10,700	Ashford Hospitality Trust	127,758
800	Capital Trust, Inc. (Class A Stock)	36,456
49,182	Education Realty Trust, Inc.	726,910
4,100	Equity Inns, Inc.	67,158
71,342	Equity One, Inc.(a)	1,890,563
900	Extra Space Storage, Inc.	17,046
15,000	FelCor Lodging Trust, Inc.	389,550
3,000	First Potomac Realty Trust	85,710
3,600	Government Properties Trust, Inc.	38,520
12,688	Highland Hospitality Corp.	225,846
4,200	IMPAC Mortgage Holdings, Inc.	21,000
68,493	Innkeepers USA Trust	1,115,066
8,550	JER Investors Trust, Inc.	162,621
600	Kilroy Reality Corp.	44,250
1,800	LaSalle Hotel Properties	83,448
11,400	Lexington Corporate Properties Trust*	240,882
2,400	LTC Properties, Inc.	62,184
1,300	Maguire Properties, Inc.	46,228
34,825	MFA Mortgage Investments, Inc.	268,153
1,700	National Health Investors, Inc.	53,278
31,100	Nationwide Health Properties, Inc.(a)	972,186
40,000	New Plan Excel Realty Trust	1,321,200
1,100	Parkway Properties, Inc.	57,475
5,100	Pennsylvania Real Estate Investment Trust	226,083
6,300	Post Properties, Inc.	288,099
4,100	RAIT Investment Trust	114,554
2,400	Saul Centers, Inc.	136,560
5,400	Senior Housing Properties Trust	129,060
14,800	SL Green Realty Corp.(a)	2,030,264
5,000	Sunstone Hotel Investors, Inc.	136,300

2,600	Winston Hotels, Inc.	39,078

		11,952,329

	Registered Investment Companies
6,189	Technology Investment Capital Corp.	104,656

	Restaurants —0.1%
9,425	AFC Enterprises*	188,971
19,074	Triarc Cos., Inc. (Class B Stock)	327,882

		516,853

	Retail —1.9%
6,800	Asbury Automotive Group, Inc.	192,100
26,157	Cash America International, Inc.(a)	1,072,437
6,800	Charming Shoppes, Inc.*	88,060
38,657	CSK Auto Corp. *(a)	664,900
900	Genesco, Inc.*	37,377
3,900	Group 1 Automotive	155,103
1,200	Insight Enterprises, Inc.*	21,576
1,200	Lithia Motors, Inc. (Class A Stock)	32,892
19,397	Men’s Wearhouse, Inc. (The)	912,629
900	Movado Group, Inc.	26,505
17,235	Pantry, Inc.*	779,367
39,602	Regis Corp.	1,598,733
10,800	Sonic Automotive, Inc.	307,800
12,675	Stage Stores, Inc.	295,454
76,800	Stein Mart, Inc.	1,253,376
2,400	Systemax, Inc.	44,952

		7,483,261

	Retail & Merchandising —0.6%
27,089	Bebe Stores, Inc.(a)	470,807
5,000	Big Lots, Inc.*	156,400
1,100	Bon-Ton Stores, Inc. (The)	61,864
2,200	Christopher & Banks Corp.	42,834
400	Deckers Outdoor Corp.*	28,408
35,094	Finish Line, Inc. (The)	442,185
10,450	Guitar Center, Inc.*(a)	471,504
36,628	Pacific Sunwear of California, Inc.*	762,961
2,400	Retail Ventures, Inc.*	50,520
600	Shoe Carnival, Inc.*	19,980
300	Tween Brands, Inc.*	10,716

		2,518,179

	Retail - Restaurants
4,300	Domino’s Pizza, Inc.	139,621

	Retail Apparel
1,300	Dress Barn, Inc.*	27,053
300	Kenneth Cole Productions, Inc. (Class A Stock)	7,701
2,400	Payless ShoeSource, Inc.*	79,680
1,300	Warnaco Group, Inc. (The)*	36,920

		151,354

	Road & Rail —0.7%
33,900	Arkansas Best Corp.(a)	1,205,145
95,000	Werner Enterprises, Inc.(a)	1,726,150

		2,931,295

	Semiconductors —1.1%
1,100	Actel Corp.*	18,172
2,500	AMIS Holdings, Inc.*	27,375
4,600	Amkor Technology, Inc.*	57,408
8,700	Applied Micro Circuits Corp.*	31,755

4,700	Asyst Technologies Corp.*	33,041
12,975	ATMI, Inc.*(a)	396,646
4,200	Axcelis Technologies, Inc.*	32,088
14,675	Brooks Automation, Inc.*(a)	251,676
3,200	Cirrus Logic, Inc.*	24,512
1,200	Cohu, Inc.	22,560
2,600	Credence System Corp.*	8,606
1,000	DSP Group, Inc.*	19,000
38,343	Emulex Corp.*	701,294
5,158	Entegris, Inc.*	55,191
800	Genesis Microchip, Inc.*	7,432
29,334	Itron, Inc.*(a)	1,907,883
2,300	Kulicke & Soffa Industries, Inc.*	21,275
3,300	Lattice Semiconductor Corp.*	19,305
11,525	Microsemi Corp.*(a)	239,835
2,400	MKS Instruments, Inc.*	61,248
3,800	ON Semiconductor Corp.*	33,896
600	Pericom Semiconductor Corp.*	5,868
1,500	Photronics, Inc.*	23,325
38,951	Richardson Electronics Ltd.	363,802
2,800	Skyworks Solutions, Inc.*	16,100
1,200	Standard Microsystems Corp.*	36,648
1,300	Zoran Corp.*	22,126

		4,438,067

	Software
1,600	CSG Systems International, Inc.*	40,032
4,100	Lawson Software, Inc.*	33,169

		73,201

	Specialty Retail —0.6%
56,800	Aaron Rents, Inc.	1,501,792
10,000	Claire’s Stores, Inc.	321,200
8,850	Monro Muffler Brake, Inc.	310,635
12,825	United Auto Group, Inc.	260,348

		2,393,975

	Telecommunications —1.3%
4,900	Adaptec, Inc.*	18,963
55,887	Aeroflex, Inc.*	734,914
1,400	Anixter International, Inc.*	92,316
23,200	Arris Group, Inc.*(a)	326,656
23,853	Black Box Corp.	871,589
600	C-COR, Inc.*	8,316
2,600	Centennial Communications Corp.*	21,398
7,200	Ciena Corp.*	201,240
40,600	Cincinnati Bell, Inc.*	190,820
12,850	CommScope, Inc.*(a)	551,265
4,100	CT Communications, Inc.	98,810
1,200	Diteck Networks, Inc.*	9,744
5,100	Dobson Communications Corp. (Class A Stock)*	43,809
3,100	Finisar Corp.*	10,850
2,100	Foundry Networks, Inc.*	28,497
1,800	General Communication, Inc. (Class A Stock)*	25,200
5,027	Level 3 Communications, Inc.*	30,665
1,300	Lightbridge, Inc.*	22,841
2,400	MasTec, Inc.*	26,424
2,200	MRV Communications, Inc.*	7,810
2,800	Newport Corp.*	45,836
900	North Pittsburgh Systems, Inc.	19,593
3,800	Optical Communication Products, Inc.*	5,092
33,662	Plantronics, Inc.(a)	795,096
1,100	Polycom, Inc.*	36,663
102,810	Powerwave Technologies, Inc.*(a)	584,989

12,500	Premiere Global Services, Inc.*	140,250
8,800	RF Micro Devices, Inc.*	54,824
1,000	SafeNet, Inc.*	28,300
600	SureWest Communications	14,922
3,800	Sycamore Networks, Inc.*	14,212
600	Time Warner Telecom, Inc. (Class A Stock)*	12,462
1,600	Utstarcom, Inc.*	13,264

		5,087,630

	Textiles & Apparel —1.2%
16,550	Brown Shoe Co., Inc.	695,100
13,000	Kellwood Co.	381,290
200	Oxford Industries, Inc.	9,888
2,850	Perry Ellis International, Inc.*	91,172
59,500	Phillips-Van Heusen	3,498,600
1,800	Quiksilver, Inc.*	20,880
2,700	Skechers USA, Inc. (Class A Stock)*	90,639

		4,787,569

	Thrifts & Mortgage Finance —0.8%
23,900	Accredited Home Lenders Holding Co.*(a)	221,553
80,600	Astoria Financial Corp.	2,143,154
29,540	Washington Federal, Inc.	693,008

		3,057,715

	Tobacco —0.6%
24,500	Alliance One Intertnational, Inc.*	226,135
5,000	Loews Corp. - Carolina Group	378,050
28,500	Universal Corp.	1,748,475

		2,352,660

	Trading Companies & Distributors —0.5%
36,960	Watsco, Inc.(a)	1,887,547

	Transportation —1.3%
500	Amerco, Inc.*	34,995
900	Bristow Group, Inc.*	32,805
5,800	Forward Air Corp.	190,704
60,000	Frontline Ltd. (Bermuda)(a)	2,130,000
40,000	General Maritime Corp. (Marshall Island)(a)	1,155,200
4,900	Genesee & Wyoming, Inc. (Class A Stock)*	130,389
1,400	Gulfmark Offshore, Inc.*	61,110
26,198	Kansas City Southern *(a)	932,125
6,425	Landstar System, Inc.(a)	294,522
4,000	Teekay Shipping Corp. (Marshall Island)	216,440

		5,178,290

	Water Utilities
600	American States Water Co.	22,122

1,400	SJW Corp.	56,672

		78,794

	TOTAL LONG-TERM INVESTMENTS (cost $315,378,608)	385,005,410

PRINCIPAL AMOUNT (000)#
SHORT-TERM INVESTMENTS —26.6%

U.S. Treasury Obligation
U.S. Treasury Notes(k)
$100	4.25%, 11/30/07 (cost $99,628)	99,515

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND —26.6%
106,436,196	Dryden Core Investment Fund - Taxable Money Market Series (cost $106,436,196; includes $95,961,818 of cash collateral for securities on loan)(b)(w)	106,436,196

	TOTAL SHORT-TERM INVESTMENTS (cost $106,535,824)	106,535,711

	TOTAL INVESTMENTS—122.9% (cost $421,914,432)(p)	491,541,121
	Liabilities in excess of other assets (x)—(22.9)%	(91,696,232)

	NET ASSETS —100%	$399,844,889

The following abbreviations are used in portfolio descriptions:

NR	Not Rated by Moodys or Standard & Poor’s
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $92,132,695; cash collateral of $95,961,818 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Security segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of investments was $422,600,714; accordingly, net unrealized appreciation on investments for federal income tax purposes was $68,940,407 (gross unrealized appreciation - $79,040,407; gross unrealized depreciation - $10,100,000). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:

Open futures contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation
	Long Positions:
2	Russell 2000	Jun 07	$781,950	$808,000	$26,050

INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

As of March 31, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —98.5%

	Common Stocks

	Australia —2.2%
59,700	AWB Ltd.	$171,477
146,000	Bluescope Steel Ltd.	1,240,351
44,900	Commonwealth Bank of Australia	1,825,877
278,900	Qantas Airways Ltd.	1,184,706
56,600	Santos Ltd.	464,820
238,000	Telestra Corp. Ltd.	897,357
30,500	Zinifex Ltd.	389,412

		6,174,000

	Austria —0.6%
17,200	Boehler-Uddeholm AG	1,654,310

	Belgium —0.7%
10,300	Dexia	307,380
37,500	Fortis	1,712,720

		2,020,100

	Brazil —0.8%
51,400	Empresa Brasileira de Aeronautica SA, ADR	2,357,204

	Canada —3.1%
56,600	Canadian Natural Resources Ltd.	3,125,379
17,100	Potash Corp. of Saskatchewan	2,734,803
88,800	Rogers Communications, Inc. (Class B Stock)	2,906,671

		8,766,853

	China —3.6%
1,337,302	China Merchants Bank Co. Ltd.*	2,697,367
237,370	China Merchants Holdings International Co. Ltd.	999,485
393,178	China Mobile Ltd.	3,575,261
3,297,743	China Petroleum & Chemical Corp.	2,789,797

		10,061,910

	Denmark —1.5%
21,000	Danske Bank SA	977,007
34,708	Novo Nordisk SA (Class B Stock)	3,167,293

		4,144,300

	Finland —2.3%
184,600	Nokia OYJ*	4,248,865
34,300	Rautaruukki OYJ	1,598,642
35,000	Stora Enso OYJ (Class R Stock)	607,809

		6,455,316

	France —9.5%
12,375	Air Liquide	3,016,922
23,900	BNP Paribas	2,496,348
2,100	Ciments Francais	442,812
6,100	CNP Assurances	710,400
16,000	Compagnie Generale des Establissements Michelin (Class B Stock)	1,766,949
32,000	Credit Agricole SA	1,247,786
106,100	France Tele SA	2,802,064
45,400	JC Decaux SA	1,339,700
30,311	LVMH Moet Hennessy Louis Vuitton	3,362,760
23,000	Natixis	559,492
15,000	PSA Peugeot Citroen SA	1,057,187
11,300	Rallye SA	733,619
8,200	Renault SA	959,016
32,100	Sanofi-Aventis SA	2,791,528
5,900	Schneider Electric SA	748,977
4,700	Societe Generale	812,246
6,100	Thales SA	354,140

12,800	Total SA	896,833
5,600	Valeo SA	328,479

		26,427,258

	Germany —5.9%
41,800	BASF AG	4,706,053
5,600	DaimlerChrysler AG	459,317
17,900	Deutsche Bank AG	2,411,248
32,200	E.ON AG	4,377,985
7,100	MAN AG	826,100
45,400	ThyssenKrup AG	2,246,378
31,100	TUI AG	768,993
3,600	Volkswagen AG	541,017

		16,337,091

	Greece —0.9%
68,990	OPAP SA	2,646,833

	Hong Kong —1.8%
1,150,400	Chaoda Modern Agriculture Holdings Ltd.	806,833
200,000	Citic Pacific Ltd.	739,745
199,700	Hong Kong Exchanges and Clearing Ltd.	1,946,267
159,280	Orient Overseas International Ltd.	1,479,968

		4,972,813

	Ireland —1.3%
90,100	Allied Irish Banks PLC	2,665,965
31,300	Irish Life & Permanent PLC	859,236

		3,525,201

	Israel —2.6%
62,300	Amdocs Ltd.*	2,272,704
130,900	Teva Pharmaceutical Industries Ltd., ADR	4,899,587

		7,172,291

	Italy —2.3%
24,400	Benetton Group SpA	395,047
158,800	Eni SpA	5,167,539
112,452	Intesa Sanpaolo SpA	853,988

		6,416,574

	Japan —14.9%
4,650	Aiful Corp.	144,030
30,300	Alpine Electronics, Inc.	545,112
37,000	Alps Electric Co. Ltd.	433,299
23,100	Asahi Breweries Ltd.	370,494
92,000	Asahi Kasei Corp.	669,857
78,703	Bank of Yokohama Ltd. (The)	587,067
178,000	Cosmo Oil Co. Ltd.	746,198
53,000	Daiwa Securities Group, Inc.	640,012
145,000	Denki Kagaku Kogyo Kabushiki Kiasha	679,226
25,300	Fanuc Ltd.	2,355,236
62,000	Fuji Heavy Industries Ltd.	321,996
82,000	Hitachi Ltd.	636,015
30,100	Hokkaido Electric Power Co., Inc.	799,499
6,800	Hokuetsu Paper Mills Ltd.	34,969
48,200	Honda Motor Co. Ltd.	1,681,110
38,000	Hosiden Corp.	544,976
72,700	Kaken Pharmaceutical Co. Ltd.	591,644
35,000	Kansai Electric Power Co., Inc. (The)	1,006,874
190,800	Kurabo Industries Ltd.	529,460
23,600	Kyushu Electric Power Co., Inc.	670,910
187,000	Marubeni Corp.	1,136,219
135,500	Mitsubishi Chemical Holdings Corp.	1,153,314
7,989	Nintendo Co. Ltd.	2,321,990
130,000	Nippon Oil Corp.	1,054,650
200	Nippon Paper Group, Inc.	711,134
270	Nippon Telegraph and Telephone Corp.	1,427,444
25,400	Nipro Corp.	495,757

115,100	Nissan Motor Co. Ltd.	1,233,633
43,600	Nomura Holdings, Inc.	908,333
24,700	NSK Ltd.	235,597
900	NTT Docomo, Inc.	1,664,969
103,000	Oji Paper Co. Ltd.	546,292
11,600	Ono Pharmaceutical Co. Ltd.	649,695
66,800	Osaka Gas Co. Ltd.	259,060
66,100	Rengo Co. Ltd.	375,262
35,300	Ricoh Co. Ltd.	795,328
18,400	Sanyo Electric Credit Co. Ltd.	504,345
31,000	Secom Co. Ltd.	1,438,985
103,200	Shiseido Co. Ltd.	2,097,454
12,100	Takefuji Corp.	485,684
82,000	Tanabe Seiyaku Co. Ltd.	1,115,462
7,100	Tohoku Electric Power Co., Inc.	180,151
45,000	Toppan Printing Co. Ltd.	469,705
76,000	Toyota Motor Corp.	4,869,314
16,375	Yamada Denki Co. Ltd	1,525,777

		41,643,538

	Mexico —2.8%
62,800	America Movil SA de CV, ADR, Series L	3,001,212
445,400	Grupo Mexico SAB de CV	2,057,880
654,000	Wal-Mart de Mexico SA de CV*	2,792,383

		7,851,475

	Netherlands —3.6%
29,569	ABN AMRO Holding NV	1,272,677
59,700	ING Groep NV, ADR	2,524,085
84,200	Koninklijke (Royal) KPN NV	1,311,495
41,600	Royal Dutch Shell (Class A Stock)	1,383,722
49,500	Schlumberger Ltd.	3,420,450

		9,912,429

	Norway —0.6%
52,500	Norsk Hydro ASA	1,740,413

	Portugal —0.3%
151,000	Energias de Portugal SA	810,884

	Russia —0.6%
435	Sberbank	1,550,775

	Singapore —0.6%
432,400	MobileOne Ltd.*	624,168
281,000	Neptune Orient Lines Ltd.	600,099
41,000	Singapore Airlines Ltd.	448,604

		1,672,871

	South Korea —1.1%
52,560	Shinhan Financial Group Co. Ltd.	3,016,837

	Spain —1.9%
58,900	Banco Bilbao Vizcaya Argentaria SA	1,446,161
115,500	Banco Santander Central Hispano SA	2,061,315
33,600	Repsol YPF SA	1,132,882
27,000	Telefonica SA	595,119

		5,235,477

	Sweden —1.4%
34,200	Electrolux AB, Series B	866,901
34,200	Husqvarna AB (Class B Shares)*	564,466
146,400	Nordea Bank AB	2,337,687

		3,769,054

	Switzerland —9.5%
24,300	Credit Suisse Group*	1,743,785
2,000	Georg Fischer AG*	1,448,381
2,200	Givaudan SA	2,034,975

8,700	Nestle SA*	3,388,285
55,950	Novartis AG	3,209,246
1,900	Rieter Holdings AG	946,755
21,900	Roche Holding AG	3,874,830
8,400	Swiss Re	767,313
3,400	Swisscom AG	1,229,025
3,800	Syngenta AG	727,071
76,700	UBS AG	4,557,248
3,300	Verwaltungs Und Privat Bank AG	809,283
5,900	Zurich Financial Services AG*	1,703,020

		26,439,217

	United Kingdom —22.1%
30,000	Alliance & Leicester PLC	669,461
208,926	Alliance Boots PLC	4,220,291
33,600	AstraZeneca PLC	1,807,710
71,300	Aviva PLC	1,050,201
199,100	Barclays PLC	2,824,864
147,200	BP PLC	1,598,961
137,900	Bradford & Bingley PLC	1,232,680
453,600	BT Group PLC	2,711,317
123,700	Cadbury Schweppes PLC	1,587,115
48,300	Carnival PLC	2,327,699
48,200	Dairy Crest Group PLC	632,176
285,600	DSG International PLC	955,428
185,400	GKN PLC	1,391,859
30,700	GlaxoSmithKline PLC	843,968
10,800	Hanson PLC	173,741
128,000	HBOS PLC	2,637,228
80,600	Interserve PLC	772,026
534,196	Kingfisher PLC	2,925,006
286,800	Legal & General PLC	897,361
534,200	Lloyds TSB Group PLC	5,886,849
82,700	Next PLC	3,660,041
184,500	Northern Foods PLC	449,296
366,300	Old Mutual PLC	1,182,869
56,700	Reckitt Benckiser PLC	2,952,323
32,000	Rio Tinto PLC	1,827,420
264,600	Royal & Sun Alliance Insurance Group PLC	843,521
39,100	Royal Bank of Scotland Group PLC	1,526,544
73,212	Royal Dutch Shell PLC (Class B Stock)	2,436,222
130,028	SABmiller PLC	2,853,006
40,100	Tate & Lyle PLC	453,736
146,100	Taylor Woodrow PLC	1,407,323
54,900	TT Electronics PLC	258,743
851,700	Vodafone Group PLC	2,270,999

85,284	Vodafone Group PLC, ADR	2,290,728

		61,558,712

	Total common stocks (cost $212,571,488)	274,333,736

UNITS
	Warrants*

	France

320	Arkema, expiring 09/13/07 (cost $37,736)	18,347

	TOTAL LONG-TERM INVESTMENTS (cost $212,609,224)	274,352,083

	SHORT-TERM INVESTMENT —0.6%
SHARES

	AFFILIATED MONEY MARKET MUTUAL FUND
1,651,369	Dryden Core Investment Fund - Taxable Money Market Series(w) (cost $1,651,369)	1,651,369

	TOTAL INVESTMENTS—99.1% (cost $214,260,593)(p)	276,003,452
	Other assets in excess of liabilities (x)—0.9%	2,588,053

	NET ASSETS —100%	$278,591,505

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
EUR	Euro Dollar
MXN	Mexican Peso
*	Non-income producing security.
(p)	The United States federal income tax basis of the Schedule of investments was $214,261,437; accordingly, net unrealized appreciation on investments for federal income tax purposes was $61,742,015 (gross unrealized appreciation - $63,885,372; gross unrealized depreciation - $2,143,357). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized depreciation on forward foreign currency exchange contracts.

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
Euros,
Expiring 04/04/07	EUR	8,030	$10,277,356	$10,728,983	$(451,627)
Mexican Peso
Expiring 06/06/07	MXN	69,000	6,218,037	6,227,966	(9,929)

			$16,495,393	$16,956,949	$(461,556)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2007 was as follows:

Oil, Gas & Consumable Fuels	8.8%
Financial - Bank & Trust	8.7
Telecommunications	8.7
Commercial Banks	7.6
Pharmaceuticals	7.3
Chemicals	5.3
Automobile Manufacturers	3.9
Metals & Mining	3.5
Insurance	2.8
Retail & Merchandising	2.8
Electric Utilities	2.5
Electronic Components	2.4
Consumer Products & Services	1.9
Financial Services	1.9
Diversified Operations	1.8
Diversified Telecommunication Services	1.8
Retail	1.7
Foods	1.4
Banks	1.4
Diversified Financial Services	1.4
Auto Parts And Equipment	1.2
Building Products	1.2
Beverages	1.1
Media	1.0
Energy Equipment & Services	1.0
Food Products	1.0
Entertainment	0.9
Machinery	0.8
Aerospace	0.8
Entertainment & Leisure	0.8
Forest & Paper Products	0.8
Household & Personal Products	0.8
Transportation	0.7
Household Durables	0.7
Medical - Wholesale Drug Distribution	0.7
Telecom - Cellular	0.6
Affiliated Money Market Mutual Fund	0.6
Airlines	0.6
Auto Parts & Related	0.5
Advertising	0.5
Iron / Steel	0.4
Trading Companies & Distributors	0.4
Multi-line Retail	0.4
Machinery & Equipment	0.3
Farming & Agriculture	0.3
Office Equipment	0.3
Hotels, Restaurants & Leisure	0.3
Supplies	0.3
Holding Companies - Diversified	0.3
Agriculture/Heavy Equipment	0.3
Multi-line Insurance	0.3
Household Products	0.2
Electronics	0.2
Textiles	0.2
Healthcare Equipment & Supplies	0.2

Industry(continued)
Commercial Services	0.2
Building Materials	0.2
Aerospace & Defense	0.1
Gas Utilities	0.1
Metals	0.1
Agriculture	0.1

99.1
Other assets in excess of liabilities	0.9

100.0%

INTERNATIONAL BOND PORTFOLIO

Schedule of Investments

As of March 31, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —188.5%

		FOREIGN BONDS —91.4%

		Austria —1.8%
		Austrian Government International Bond
EUR	560	4.00%, 07/15/09	$747,632

		Belgium —3.6%
		Belgium Government Bond
EUR	1,100	4.25%, 09/28/14	1,485,284

		Canada —0.3%
		Province of Ontario, Debs.
CAD	100	6.20%, 06/02/31	106,462

		Denmark —1.4%
		Denmark Government Bond
DKK	1,100	6.00%, 11/15/11	213,402
		Realkredit Danmark A/S
DKK	2,000	4.51%(c), 10/01/38	354,313

			567,715

		Finland —11.7%
		Finnish Government Bond
EUR	2,010	4.25%, 07/04/15	2,720,786
EUR	1,450	5.375%, 07/04/13	2,075,468

			4,796,254

		France —5.4%
		Credit Suisse Group Capital Guernsey V Ltd.
EUR	80	6.905%(c), 12/31/49	116,817
		French Government Bond
EUR	1,280	5.75%, 10/25/32	2,089,218

			2,206,035

		Germany —9.9%
		Deutsche Bundesrepublik
EUR	100	4.25%, 01/04/14	135,197
EUR	100	4.75%, 07/04/34	143,983
EUR	1,000	5.00%, 01/04/12	1,391,790
EUR	660	5.625%, 01/04/28	1,044,526
EUR	800	6.25%, 01/04/24	1,325,863

			4,041,359

		Ireland —0.9%
		Atlantes Mortgage PLC, Series 1, Class A
EUR	182	4.02%(c), 01/17/36	243,669
		German Postal Pensions Securitisation PLC
EUR	100	3.375%, 01/18/16	124,701

			368,370

		Italy —0.6%
		Argo Mortgages Series L, Series 1, Class A
EUR	177	4.029%(c), 10/28/36	236,398

		Japan —27.3%
		Development Bank of Japan
	500	4.25%, 06/09/15	473,574
		Japanese Government Bonds
JPY	187,000	0.60%, 03/20/09	1,580,220

JPY	199,900	1.10%, 12/10/16	1,683,832
JPY	34,000	1.20%, 09/20/12	287,840
JPY	130,000	1.50%, 03/20/11-03/20/15	1,114,863
JPY	1,000	1.55%, 02/21/12	8,619
JPY	250,000	1.60%, 06/20/14-09/20/14	2,145,760
JPY	110,000	1.70%, 09/20/16	942,178
JPY	109,600	2.30%, 05/20/30-06/20/35	935,705
JPY	50,000	2.40%, 03/20/34	431,190
JPY	160,000	2.50%, 09/20/35-06/20/36	1,405,944
		Japanese Government CPI Linked Bond
JPY	20,080	0.80%, 12/10/15	166,006

			11,175,731

		Korea —0.2%
		Korea Development Bank Notes
	100	4.25%, 11/13/07	99,291

		Netherlands —7.2%
		Arena BV, Series 2003-I, Class A2
EUR	500	4.30%, 05/19/49	667,328
		Deutsche Telekom International Finance BV
EUR	70	7.50%, 01/24/33	118,655
		Dutch MBS BV, Series X, Class A
EUR	484	4.202%(c), 10/02/49	649,694
		Netherlands Government Bond
EUR	600	3.75%, 07/15/09	796,350
EUR	400	7.50%, 01/15/23	733,576

			2,965,603

		Spain —5.3%
		Spanish Government Bond
EUR	1,600	4.40%, 01/31/15	2,180,505

		United Kingdom —15.8%
		Chester Asset Receivables Dealings No 11, Series A,
EUR	500	6.125%, 10/15/10	707,889
		Hilton Group Finance PLC
EUR	60	6.50%, 07/17/09	83,036
		Inter-American Development Bank
EUR	900	5.50%, 03/30/10	1,251,389
		National Grid PLC (g)
CAD	100	4.98%, 06/22/11 (cost $89,608, purchased 11/03/06)	88,011
		Permanent Financing PLC, Series 4A1
EUR	500	5.10%(c), 06/10/09	669,052
		Royal Bank of Scotland PLC, 144A
	300	5.41%(c), 07/21/08	300,201
		United Kingdom Treasury Stock
GBP	425	4.75%, 06/07/10	821,850
GBP	100	5.00%, 09/07/14	195,742
GBP	1,200	5.75%, 12/07/09	2,382,431

			6,499,601

		TOTAL FOREIGN BONDS (cost $35,871,223)	37,476,240

		UNITED STATES BONDS —97.1%

		Asset Backed Securities —5.6%
		American Express Credit Account Master Trust, Series 2002-2, Class A
	200	5.43%(c), 11/16/09	200,014

		CIT Group Home Equity Loan Trust, Series 2002-1, Class AV
	3	5.61%(c), 03/25/33	3,445
		Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4
EUR	650	5.375%, 04/10/13	901,422
		Fremont Home Loan Trust, Series 2006-1, Class 2A2
	200	5.44%(c), 04/25/36	200,015
		Master Asset Backed Securities Trust, Series 2006-WMC1, Class A2
	200	5.43%(c), 02/25/36	199,962
		MBNA Credit Card Master Note Trust, Series 2002-A2, Class A
EUR	550	5.60%, 07/17/14	774,629

			2,279,487

		Collateralized Mortgage Obligations —2.6%
		Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1
	349	4.90%(c), 03/25/36	345,211
		Countrywide Alternative Loan Trust, Series 2005-76, Class 2A1
	143	5.983%, 02/25/36	143,851
		Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3
	100	5.311%, 12/15/39	99,355
		Fannie Mae Whole Loan, Series 2004-W12, Class 1A1
	53	6.00%, 07/25/44	53,994
		Federal Home Loan Mortgage Corp., Series R006, Class ZA
	106	6.00%, 04/15/36	105,655
		Freddie Mac REMICS, Series 2682, Class JB
	245	4.50%, 09/15/19	241,793
		GMAC Mortgage Corp Loan Trust, Series 2004-J4, Class A1
	58	5.50%, 09/25/34	57,999

			1,047,858

		Corporate Bonds —10.8%
		American International Group, Inc., Jr. Sub. Notes
EUR	100	4.875%(c), 03/15/37	131,708
		ASIF Global Financing, Notes
	100	5.40%(c), 05/03/07	100,007
		Avon Products, Inc., Sr. Unsec’d. Notes
	100	5.125%, 01/15/11	99,819
		Bank of America N.A.
JPY	10,000	0.80%, 07/07/08	84,820
		Chase Credit Card Master Trust
EUR	300	5.00%, 08/15/08	404,441
		COX Communications, Inc., Notes
	100	6.75%, 03/15/11	105,175
		El Paso Performance-Linked Trust, Notes, 144A(g)
	100	7.75%, 07/15/11 (cost $106,206, purchased 03/15/07)	106,375

		Exelon Corp., Sr. Unsec’d. Notes
	100	4.90%, 06/15/15	93,442
		Federated Department Stores, Sr. Unsec’d. Notes
	100	6.30%, 04/01/09	102,018
		Ford Motor Credit Co., Sr. Notes
	100	7.25%, 10/25/11	97,190
		GMAC LLC, Sr. Unsec’d. Notes
	100	6.00%, 12/15/11	96,991
		Goldman Sachs Group, Inc., Sr. Unsec’d. Notes(g)
CAD	100	5.25%, 06/01/16 (cost $90,535, purchased 11/03/06)	87,402
		HSBC Holdings PLC, Sub. Notes
	400	6.50%, 05/02/36	422,764
		iStar Financial, Inc., Sr. Unsec’d. Notes
	100	5.15%, 03/01/12	98,096
		JPMorgan Chase Capital, Jr. Sub. Notes
	100	6.55%, 09/29/36	99,337
		Johnson Controls, Inc., Sr. Notes
	100	5.25%, 01/15/11	100,141
		Metropolitan Life Global Funding, Notes
	100	5.42%(c), 10/05/07	100,049
		Mizuho Financial Group Cayman Ltd., Gtd. Notes
EUR	100	4.75%(c), 04/15/14	134,431
		Mizuho Investment, Bank Gtd. Notes, 144A
	200	9.87%(c), 12/29/49	210,499
		Mizuho Preferred Capital Co. LLC, Bonds, 144A
	100	8.79%(c), 12/31/49	104,096
		Newell Rubbermaid, Inc., Notes
	100	4.00%, 05/01/10	96,834
		Rabobank Capital Fund Trust III, Gtd. Notes, 144A
	100	5.254%(c), 10/21/16	96,390
		RBS Capital Trust, Gtd. Notes
EUR	50	6.467%(c), 12/31/49	72,343
		Roseton/Danskamme, Series A, Pass Thru Certs
	100	7.27%, 11/08/10	102,250
		Sabre Holdings Corp., Unsub. Notes
	100	7.35%, 08/01/11	98,645
		SB Treasury Co. LLC, Bonds, 144A
	200	9.40%(c), 12/29/49	209,291
		SMFG Preferred Capital, Bonds, 144A
	100	6.078%(c), 01/25/17	100,194
		Sprint Capital Corp., Gtd. Notes
	100	8.375%, 03/15/12	111,573

	Student Loan Marketing Assoc.
EUR 250	3.80%, 06/17/10	328,946
	TXU Energy Co. LLC, Sr. Unsec’d. Notes 144A(g)
100	5.85%(c), 09/16/08 (cost $100,000, purchased 03/13/07)	99,992
	Viacom, Inc., Sr. Notes
100	5.75%, 04/30/11	101,372
	Wells Fargo (Old), Notes
100	5.37%(c), 03/10/08	100,047
	Zurich Finance USA, Inc., Gtd. Notes
EUR 100	5.75%(c), 10/02/23	141,500

		4,438,178

	U.S. Government Agency Obligations —0.2%
	Small Business Administration Participation Certificates, Series 2005-20E, Class 1
92	4.84%, 05/01/25	90,113

	U.S. Government Mortgage Backed Obligations —70.2%
	Federal National Mortgage Assoc.
296	5.50%, 04/01/33-04/12/37	292,863
26,000	6.00%, 04/12/37	26,186,888
2,000	6.50%, 04/12/37	2,040,000
200	8.95%, 02/12/18	265,645

		28,785,396

	U.S. Treasury Obligations —7.7%
	U.S. Treasury Bonds
100	8.75%, 05/15/17	132,195
1,200	8.875%, 02/15/19	1,639,687
	U.S. Treasury Notes
1,400	3.875%, 05/15/10	1,373,368

		3,145,250

	TOTAL UNITED STATES BONDS (cost $39,528,583)	39,786,282

	Total Long-Term Investments (cost $75,399,806)	77,262,522

Shares	SHORT-TERM INVESTMENTS —11.4%

	AFFILIATED MONEY MARKET MUTUAL FUND —3.0%
1,215,904	Dryden Core Investment Fund - Taxable Money Market Series(w) (cost $1,215,904)	1,215,904

Principal Amount (000)#	Foreign Treasury Obligation —7.4%
	French Treasury Bill(n)
EUR 2,300	3.695%, 05/16/07 (cost $3,024,670)	3,058,525

	U.S. Treasury Obligation —0.5%
	U.S. Treasury Bills
210	4.955%, 06/14/07 (cost $207,890)	207,918

	Certificates of Deposit —0.5%
	Countrywide Bank NA
200	5.35%(c), 08/16/07 (cost $199,992)	199,999

Contracts / National Amounts (000)	OUTSTANDING OPTIONS PURCHASED

	Call Options
5,100	FNMA Option, expiring 05/07/2007, Strike Price $103.03	36
900	FNMA Option, expiring 06/05/2007, Strike Price $104.24	23
400	Swap on 3 Month LIBOR, expiring 12/05/2007, Strike Price $116.00	6,952
3,000	Swap on 3 Month LIBOR, expiring 07/02/2007, @4.90%	8,324
400	U.S. Treasury Notes Futures, expiring 05/25/2007, Strike Price $116.00	63

		15,398

	Put Options
29,000	Eurodollar Futures, expiring 06/18/2007, Strike Price $91.25	181
19,000	Eurodollar Futures, expiring 09/17/2007, Strike Price $90.75	119
26,000	Eurodollar Futures, expiring 03/17/2008, Strike Price $93.00	162
3,000	FNMA Option, expiring 05/07/2007, Strike Price $90.00	3
2,000	FNMA Option, expiring 05/07/2007, Strike Price $93.16	4
3,000	FNMA Option, expiring 06/05/2007, Strike Price $91.04	87
19,000	FNMA Option, expiring 06/05/2007, Strike Price $92.00	646
1,000	FNMA Option, expiring 06/05/2007, Strike Price $89.08	52
2,000	FNMA Option, expiring 06/05/2007, Strike Price $92.16	126
2,300	Swap on 3 Month Sterling, expiring 03/19/2008, Strike Price $93.00	—
300	Swap on 3 Month LIBOR, expiring 05/24/2007, Strike Price $106.00	40
1,400	Option on 10 Year Euro-Bond, expiring 05/24/2007, Strike Price $110.00	187
400	Option on 10 Year Euro-Bond, expiring 05/24/2007, Strike Price $111.00	53

		1,660

	Total Outstanding Options Purchased (cost $20,680)	17,058

	Total Short-Term Investments (cost $4,669,136)	4,699,404

	TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—199.9% (cost $80,068,942)(p)	81,961,926

	SECURITIES SOLD SHORT —(19.3)%

Principal Amount (000)#	U.S. Government Mortgage Backed Obligations —(12.3)%
	Federal National Mortgage Assoc.
5,000	5.00%, TBA	(4,829,690)
200	5.50%, TBA	(197,875)

		(5,027,565)

	U.S. Treasury Obligations —(7.0)%
	U.S. Treasury Notes
1,760	4.50%, 02/15/16	(1,742,125)

1,100	5.125%, 05/15/16	(1,137,340)

		(2,879,465)

	TOTAL SECURITIES SOLD SHORT (proceeds $7,947,836)	(7,907,030)

Contracts / Notional Amounts (000)	OUTSTANDING OPTIONS WRITTEN

	Call Options
400	Option on 10 Year Euro-Bond Future, expiring 05/24/2007, Strike Price $113.50	(641)
200	Option on 10 Year Euro-Bond Future, expiring 05/24/2007, Strike Price $114.50	(1,069)
400	Option on 10 Year Euro-Bond Future, expiring 05/24/2007, Strike Price $116.50	(962)
200	Option on 10 Year Euro-Bond Future, expiring 05/24/2007, Strike Price $117.50	(107)
1,000	Swap on 3 Month LIBOR, expiring 07/02/07 @ 5.00%	(7,097)

	Total Outstanding Options Written (premiums received $12,102)	(9,876)

	Total Investments, Net Of Outstanding Options Written And Securities Sold Short—180.6% (cost $72,109,004)	74,045,020
	Liabilities in Excess of Other Assets(x)—(80.6)%	(33,052,440)

	Net Assets —100%	$40,992,580

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
TBA	To Be Announced Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(g)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $386,349. The aggregate value of $381,779 is approximately 0.9% of net assets.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the schedule of investments was $80,154,137; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,807,509 (gross unrealized appreciation - $2,386,732; gross unrealized depreciation - $579,223). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
6	10 Year Japanese Bond	Jun 07	$6,836,982	$6,830,448	$(6,534)
1	5 Year U.S. Treasury Notes	Jun 07	105,938	105,797	(141)
2	30 Year U.S. Treasury Bonds	Jun 07	226,391	222,500	(3,891)
35	90 Day Euro Dollar	Sep 07	8,317,487	8,305,937	(11,550)
1	90 Day Euro Dollar	Dec 07	238,026	237,813	(213)
41	90 Day EuroYen	Dec 07	8,621,043	8,622,560	1,517
23	90 Day Sterling	Mar 08	5,347,521	5,332,246	(15,275)

					$(36,087)

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 05/03/07	BRL	44	$19,592	$21,179	$1,587
Expiring 06/04/07	BRL	42	18,628	20,044	1,416
Expiring 06/04/07	BRL	42	18,614	20,024	1,410
Expiring 06/04/07	BRL	42	18,741	20,174	1,433
Expiring 06/04/07	BRL	42	18,740	20,155	1,415
Expiring 03/04/08	BRL	44	20,239	20,235	(4)
Japanese Yen,
Expiring 05/15/07	JPY	42,163	362,000	360,066	(1,934)
Korean Won,
Expiring 05/02/07	KRW	236,345	252,856	251,400	(1,456)
Mexican Peso,
Expiring 04/18/07	MXN	2,737	253,000	247,704	(5,296)
Expiring 04/18/07	MXN	293	26,372	26,549	177
Expiring 04/18/07	MXN	293	26,365	26,549	184
Expiring 03/13/08	MXN	3,323	295,298	294,523	(775)

			$1,330,445	$1,328,602	$(1,843)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 05/03/07	BRL	44	$21,127	$21,179	$(52)
Canadian Dollars
Expiring 04/05/07	CAD	631	539,284	546,654	(7,370)
Danish Krones,
Expiring 06/07/07	DKK	3,197	567,740	574,615	(6,875)
Euros,
Expiring 04/26/07	EUR	17,973	21,397,646	21,408,703	(11,057)
Japanese Yen,
Expiring 05/15/07	JPY	30,703	262,937	262,198	739
Expiring 05/15/07	JPY	1,189,305	9,883,038	10,156,447	(273,409)
Mexican Peso,
Expiring 04/18/07	GBP	3,323	301,458	301,083	375

			$32,973,230	$33,270,879	$(297,649)

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(1)	06/20/37		$100,000	5.00%	3 month LIBOR	$(3,485)
Morgan Stanley Capital Services, Inc.(1)	03/18/09	JPY	430,000,000	1.00%	6 month LIBOR	(1,161)
Goldman Sachs & Co.(1)	03/18/09	JPY	300,000,000	1.00%	6 month LIBOR	(536)
Morgan Stanley Capital Services, Inc.(2)	03/20/11	JPY	200,000,000	1.50%	6 month LIBOR	2,189
Goldman Sachs & Co.(2)	03/20/11	JPY	150,000,000	1.50%	6 month LIBOR	1,270
UBS AG(2)	03/20/11	JPY	260,000,000	1.50%	6 month LIBOR	3,433
Duetsche Bank(1)	06/20/09	AUD	500,000	6.00%	6 month Australian Bank Bill rate	(2,915)
Duetsche Bank(1)	01/15/09	AUD	3,100,000	6.50%	3 month Australian Bank Bill rate	(1,402)
Morgan Stanley Capital Services, Inc.(1)	01/15/09	AUD	1,500,000	6.50%	3 month Australian Bank Bill rate	(756)
Citigroup(1)	01/15/09	AUD	1,000,000	6.50%	3 month Australian Bank Bill rate	(469)
Barclays Capital(2)	09/15/17	GBP	200,000	4.50%	6 month LIBOR	520
Morgan Stanley Capital Services, Inc.(2)	06/18/34	GBP	100,000	5.00%	6 month LIBOR	4,107
Goldman Sachs & Co.(2)	12/20/13	JPY	200,000,000	2.00%	6 month LIBOR	(59,648)
Barclays Capital(2)	06/18/34	GBP	100,000	5.00%	6 month LIBOR	10,867
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	300,000	6.00%	6 month Euribor	71,795
Goldman Sachs & Co.(1)	06/20/12	JPY	40,000,000	1.50%	6 month LIBOR	351
Barclays Capital(2)	12/15/35	GBP	300,000	4.00%	6 month LIBOR	19,446
Duetsche Bank(1)	09/18/08	JPY	120,000,000	1.00%	6 month LIBOR	(66)
Morgan Stanley Capital Services, Inc.(2)	09/27/16	JPY	100,000,000	1.98%	6 month LIBOR	(16,482)
Morgan Stanley Capital Services, Inc.(1)	09/18/08	JPY	200,000,000	1.00%	6 month LIBOR	1,851
UBS AG(1)	03/18/09	JPY	940,000,000	1.00%	6 month LIBOR	(1,340)
UBS AG(2)	12/20/13	JPY	60,000,000	2.00%	6 month LIBOR	(17,795)
Lehman Brothers(2)	06/20/14		$4,200,000	5.00%	3 month LIBOR	24,921
UBS AG(1)	12/19/08		$100,000	5.00%	3 month LIBOR	109
Goldman Sachs & Co.(2)	12/15/14	EUR	1,000,000	4.00%	6 month Euribor	19,282
Morgan Stanley Capital Services, Inc.(1)	09/05/16	MXP	4,000,000	8.72%	28 day Mexican interbank rate	8,518
Morgan Stanley Capital Services, Inc.(2)	12/15/35	GBP	100,000	4.00%	6 month LIBOR	5,441
Bank of America Securities LLC(2)	06/20/17		$1,600,000	5.00%	3 month LIBOR	36,310
Credit Suisse International(2)	06/15/17	EUR	3,800,000	4.00%	6 month Euribor	82,044
UBS AG(2)	12/20/13	JPY	60,000,000	2.00%	6 month LIBOR	(2,597)
Barclays Capital(2)	06/20/16	JPY	110,000,000	2.00%	6 month LIBOR	(13,121)
Goldman Sachs & Co.(2)	06/20/16	JPY	440,000,000	2.00%	6 month LIBOR	(50,409)
Morgan Stanley Capital Services, Inc.(2)	06/20/16	JPY	100,000,000	2.00%	6 month LIBOR	(11,918)
Morgan Stanley Capital Services, Inc.(1)	11/04/16	MXP	5,000,000	8.17%	28 day Mexican interbank rate	1,268
Morgan Stanley Capital Services, Inc.(2)	06/20/17		$2,900,000	5.00%	3 month LIBOR	61,138
Lehman Brothers(2)	06/20/17		$600,000	5.00%	3 month LIBOR	13,616
JP Morgan(2)	06/20/17		$2,900,000	5.00%	3 month LIBOR	27,763
Barclays Capital(2)	06/20/12		$800,000	5.00%	3 month LIBOR	(6,725)
Duetsche Bank(3)	12/07/07		$300,000	0.288%	CMS 10y-2y	2,182
Bank of America Securities LLC(1)	06/20/37		$100,000	5.00%	3 month LIBOR	(2,712)
Barclays Capital(1)	06/20/37		$300,000	5.00%	3 month LIBOR	(10,459)
Goldman Sachs & Co.(1)	06/20/09		$4,400,000	5.00%	3 month LIBOR	(4,130)
Goldman Sachs & Co.(1)	06/20/37		$100,000	5.00%	3 month LIBOR	55
Duetsche Bank(2)	06/20/14		$200,000	5.00%	3 month LIBOR	1,185
Goldman Sachs & Co.(2)	06/20/14		$1,600,000	5.00%	3 month LIBOR	9,478
UBS AG(1)	09/18/08	JPY	690,000,000	1.00%	6 month LIBOR	(146)
UBS AG(1)	06/20/36	JPY	10,000,000	2.50%	6 month LIBOR	—
UBS AG(2)	06/20/17		$200,000	5.00%	3 month LIBOR	898
Duetsche Bank(1)	09/15/10	GBP	200,000	5.00%	6 month LIBOR	(7,012)
Barclays Capital(1)	09/15/10	GBP	1,600,000	5.00%	6 month LIBOR	(66,112)
Lehman Brothers(1)	06/18/34	EUR	200,000	6.00%	6 month Euribor	(3,707)
Duetsche Bank(1)	12/19/08		$9,100,000	5.00%	3 month LIBOR	7,881
JP Morgan(1)	09/23/16	MXP	1,000,000	8.84%	28 day Mexican interbank rate	5,394
Barclays Capital(1)	06/12/36	GBP	100,000	4.25%	6 month LIBOR	(9,843)
Goldman Sachs & Co.(2)	06/20/10	JPY	150,000,000	2.00%	6 month LIBOR	(13,826)
Duetsche Bank(1)	09/15/15	GBP	100,000	5.00%	6 month LIBOR	(1,673)
Goldman Sachs & Co.(1)	09/15/10	GBP	600,000	5.00%	6 month LIBOR	(25,191)
Barclays Capital(1)	06/20/08		$2,400,000	5.00%	3 month LIBOR	(907)
Morgan Stanley Capital Services, Inc.(1)	06/15/09	GBP	100,000	5.00%	6 month LIBOR	(2,616)
Duetsche Bank(1)	06/15/09	GBP	100,000	5.00%	6 month LIBOR	(2,636)
Credit Suisse International(2)	06/20/17		$500,000	5.00%	3 month LIBOR	8,764

						$90,281

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	Portfolio pays the fixed and receives the difference between the floating rate and the strike price.

Credit default swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	03/20/11		$100,000	0.16%	Avon Products, 5.125%, due 01/15/11	$(210)
Morgan Stanley Capital Services, Inc.(2)	03/20/11		$100,000	0.20%	Cox Communications, Inc., 6.75%, due 03/15/11	46
JP Morgan(2)	12/20/16	EUR	100,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(434)
Goldman Sachs & Co.(2)	12/20/16	EUR	100,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(154)
Duetsche Bank(2)	12/20/16	EUR	100,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(513)
Barclays Capital(2)	12/20/16	EUR	100,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(664)
Merrill Lynch & Co.(2)	06/20/15		$100,000	0.52%	Exelon Corp., 4.90%, due 06/15/15	1,003
Morgan Stanley Capital Services, Inc.(2)	06/20/09		$100,000	0.23%	Federated Department Stores, Inc., 5.0%, due 07/01/36	(221)
Merrill Lynch & Co.(2)	06/20/07		$100,000	2.31%	Ford Motor Credit Co., 7.875%, due 06/15/10	930
UBS AG(2)	06/20/16		$100,000	0.31%	Goldman Sachs Group, Inc., 5.25%, due 06/01/16	500
Credit Suisse International(2)	03/20/12		$100,000	0.45%	iStar Financial, Inc., 5.15%, due 03/01/12	481
JP Morgan(2)	03/20/11		$100,000	0.28%	Johnson Controls, Inc., 5.25%, due 01/15/11	(505)
Barclays Capital(2)	06/20/11		$100,000	0.21%	National Grid PLC, 5.0%, due 07/02/18	(95)
Citigroup(2)	06/20/10		$100,000	0.13%	Newell Rubbermaid, Inc., 4.0%, due 05/01/10	(65)
Merrill Lynch & Co.(1)	06/20/07		$100,000	0.41%	Russian Federation, 5.00%, due 3/31/30	176
JP Morgan(2)	09/20/11		$100,000	0.93%	Sabre Holding Corp., 7.35%, due 08/01/11	6,842
Duetsche Bank(2)	09/20/07	JPY	10,000,000	2.30%	Softbank Corp., 1.75%, due 01/31/14	763
Merrill Lynch & Co.(2)	03/20/12		$100,000	0.46%	Sprint Capital Corp., 8.375%, due 03/15/12	388
Bear Stearns International Ltd.(2)	06/20/11		$100,000	0.47%	Viacom, Inc., 5.75%, due 04/30/11	(745)

						$7,523

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

Foreign Government Bonds	78.3%
U.S. Government Mortgage Backed Obligations	70.2
Financial Services	11.5
Foreign Treasury Bills	7.5
Collateralized Mortgage Obligations	6.3
Financial - Bank & Trust	5.1
Asset Backed Securities	5.6
Money Market Mutual Funds	3.0
U.S. Treasury Obligations	8.2
Utilities	0.7
Telecommunications	0.6
Certificates of Deposit	0.5
Consumer Products & Services	0.5
Cable Television	0.3
Oil, Gas & Consumable Fuels	0.3
Retail	0.3
Media	0.2
Consumer Cyclical Automotive	0.2
Cosmetics & Toiletries	0.2
U.S. Government Agency Obligations	0.2
Hotels & Motels	0.2

199.9
Securities Sold Short	(19.3)
Liabilities in Excess of Other Assets	(80.6)

100.0%

TOTAL RETURN BOND PORTFOLIO
Schedule of Investments

As of March 31, 2007 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —88.3%

		Asset-Backed Securities —3.1%
		Honda Auto Receivables Owner Trust, Series 2006-1, Class A2
Aaa	$897	5.10%, 09/18/08	$896,682
		MBNA Master Credit Card Trust, Series 2000-D, Class C, 144A
BBB(d)	700	8.40%, 09/15/09	700,910
		Nelnet Student Loan Trust, Series 2006-2, Class A1
Aaa	1,907	5.32%(c), 10/27/14	1,907,049
		Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2
Aaa	1,098	5.18%, 08/15/08	1,097,477
		SLC Student Loan Trust, Series 2006-1, Class A1
Aaa	94	5.32%(c), 12/15/10	93,966
		Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A
Aaa	872	4.90%(c), 04/25/35	843,596

		TOTAL ASSET-BACKED SECURITIES (cost $5,571,213)	5,539,680

		Bank Notes —0.3%
		Ford Motor Co., Term B Notes,
B(d)	600	8.36%(c), 11/29/13 (cost $600,000)	603,825

		Collateralized Mortgage Obligations —1.6%
		American Housing Trust, Series I, Class 5
AAA(d)	2	8.625%, 08/25/18	2,402
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2002-11, Class 1A1
Aaa	126	5.625%(c), 02/25/33	126,272
		Series 2005-4, Class 23A2
Aaa	517	5.39%(c), 05/25/35	515,594
		Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1
Aaa	7	6.66%(c), 01/25/32	6,507
		Residential Funding Mortgage Securities, Series 2003-S9, Class A1
Aaa	92	6.50%, 03/25/32	92,916
		Washington Mutual, Inc., Series 2003-R1, Class A1
Aaa	2,017	5.59%(c), 12/25/27	2,017,195

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,771,181)	2,760,886

		Corporate Bonds —9.9%

		Aerospace —0.1%
		Goodrich (BF) Co., Notes
Baa3	200	6.29%, 07/01/16	209,829

		Airlines —0.3%
		United Air Lines, Inc., Equipment Trust(g)(i)
NR	1,000	10.85%, 02/19/15	526,250

		Automobile Manufacturers —0.2%
		DaimlerChrysler NA Holding Corp., Notes
Baa1	400	5.75%(c), 09/08/11	406,373

		Financial - Bank & Trust —1.4%
		Bank of America Corp., Sr. Notes
Aa1	1,200	5.64%(c), 10/14/16	1,206,348
		HSBC Bank USA NA, Sr. Notes
Aa2	800	5.42%(c), 09/21/07	800,398
		VTB Capital SA, Sr. Notes, 144A
A2	400	5.96%(c), 08/01/08	400,200

			2,406,946

		Financial Services —3.6%
		CitiFinancial, Notes
Aa1	400	6.625%, 06/01/15	429,496
		General Electric Capital Corp., Sr. Unsec’d. Notes
Aaa	3,300	5.36%(c), 10/24/08	3,300,040
		General Mills, Inc., Unsub. Notes
Baa1	800	5.49%(c), 01/22/10	800,445
		Pemex Project Funding Master Trust, Gtd. Notes
Baa1	500	8.00%, 11/15/11	552,500
Baa1	250	9.125%, 10/13/10	279,875
		Unicredit Luxembourg Finance SA, Sr. Notes, 144A (Luxembourg)
A1	1,000	5.41%, 10/24/08	1,000,160

			6,362,516

		Oil, Gas & Consumable Fuels —0.5%
		Transocean, Inc., Notes
Baa1	800	5.548%(c), 09/05/08	800,848

		Pipelines —0.2%

		El Paso Corp., Sr. Unsec’d Notes
Ba3	400	7.80%, 08/01/31	442,000

		Real Estate Investment Trusts —0.1%
		iStar Financial, Inc., Sr. Notes
Baa2	200	5.80%, 03/15/11	202,530

		Telecommunications —3.1%
		BellSouth Corp., Sr. Unsec’d. Notes
A2	800	5.46%(c), 08/15/08	800,416
		Embarq Corp., Notes
Baa3	1,600	6.738%, 06/01/13	1,651,832
		Qwest Corp.,
		Debs.
Ba1	250	7.50%, 06/15/23	254,063
		Sr. Notes
Ba1	1,500	7.625%, 06/15/15	1,601,250

				Sprint Capital Corp., Gtd. Notes
Baa3		1,000		8.375%, 03/15/12	1,115,729

					5,423,290

				Tobacco —0.4%
				Reynolds American, Inc., Gtd. Notes, 144A
Ba2		750		7.625%, 06/01/16	797,873

				TOTAL CORPORATE BONDS (cost $17,919,741)	17,578,455

				Foreign Government Bonds —2.4%
				Federal Republic of Brazil
Ba2		25		7.875%, 03/07/15	28,462
Ba2		2,200		12.50%, 01/05/22	1,249,237
				Republic of Panama
Ba1		300		8.875%, 09/30/27	382,200
Ba1		450		9.375%, 07/23/12	524,250
				Republic of Peru
Ba3		400		9.125%, 01/15/08	410,000
				United Kingdom Treasury Gilt
Aaa	GBP	700		4.25%, 03/07/11	1,327,479
Aaa	GBP	200		5.75%, 12/07/09	397,072

				TOTAL FOREIGN GOVERNMENT BONDS (cost $4,106,885)	4,318,700

				Municipal Bonds —1.2%
				Georgia —0.3%
				Georgia State Road & Tollway Authority Revenue, Governors Transportation Choices
Aaa		500		5.00%, 03/01/21	524,390

				New York —0.9%
				New York City Trust For Cultural Resources, Museum of Modern Art
Aaa		1,500		5.125%, 07/01/31	1,583,505

				TOTAL MUNICIPAL BONDS (cost $1,949,622)	2,107,895

				U.S. Government Mortgage Backed Obligations —54.9%
				Federal Home Loan Mortgage Corp.
		70		4.37%(c), 09/01/35	69,324
		1,828		5.00%, 09/01/35	1,768,680
		67		5.50%, 04/01/29-06/01/29	66,858
		96		6.00%, 09/01/22	97,561
		54		7.17%(c), 01/01/24	54,919
		69		7.50%, 09/01/16-07/01/17	72,236
		—	(r)	9.25%, 01/01/10	502
				Federal National Mortgage Assoc.
		15,240		4.00%, 08/01/18-06/01/19	14,416,410
		2,000		4.50%, TBA	1,935,624
		8,835		4.50%, 06/01/34-09/01/35	8,308,110
		445		4.611%(c), 12/01/34	441,958
		9,746		5.00%, 01/01/19-02/01/36	9,426,466
		16,000		5.00%, TBA	15,455,008
		5,000		5.00%, TBA	4,829,690
		19,377		5.50%, 07/01/32-09/01/36	19,186,273
		117		5.66%(c), 05/01/36	118,099
		2,905		6.00%, 11/01/16-01/01/36	2,928,644
		211		6.50%, 04/01/21-09/01/21	216,152

		13,000	6.50%, TBA	13,260,000
		154	6.86%(c), 01/01/20	156,957
			Government National Mortgage Assoc.
		2,000	5.00%, TBA	1,945,624
		103	5.375%, 02/20/17-01/20/24	103,606
		45	5.375%(c), 02/20/26	45,818
		92	5.75%, 07/20/22-07/20/27	92,701
		1,000	6.00%, TBA	1,012,812
		962	6.00%, 06/15/36-07/15/36	973,768
		99	6.125%, 10/20/26-10/20/27	100,249
		49	6.125%(c), 11/20/29	49,277
		91	8.50%, 06/15/30-08/20/30	97,204

			TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $97,589,847)	97,230,530

			U.S. Treasury Obligations —14.9%
			U.S. Treasury Bonds
		400	8.125%, 08/15/19	522,375
			U.S. Treasury Inflationary Bonds, TIPS
		700	0.875%, 04/15/10, RRB	723,183
		1,200	2.00%, 01/15/16-01/15/26, RRB	1,184,010
		200	2.375%, 04/15/11, RRB	206,613
			U.S. Treasury Notes
		450	3.375%, 02/15/08	444,006
		1,900	3.75%, 05/15/08	1,877,363
		800	4.00%, 02/15/14	771,750
		6,600	4.625%, 12/31/11-02/29/12	6,623,906
		6,400	4.75%, 12/31/08-05/15/14	6,419,210
		4,550	4.875%, 08/15/09-07/31/11	4,582,386
		1,700	6.00%, 08/15/09	1,753,059
			U.S. Treasury Strips, PO
		2,500	7.25%, 02/15/22	1,192,625

			TOTAL U.S. TREASURY OBLIGATIONS (cost $26,318,718)	26,300,486

			TOTAL LONG-TERM INVESTMENTS (cost $156,827,207)	156,440,457

			SHORT-TERM INVESTMENTS —37.7%

			Commercial Paper —17.5%
			Abbey National
P-1		4,700	5.225%, 06/08/07	4,654,252
			Bank of America Corp.
P-1		5,300	5.22%, 07/02/07	5,229,544
			Ixis
P-1		4,700	5.235%, 05/17/07	4,669,209
			Natixis
P-1		600	5.40%, 04/02/07	600,000
			Rabobank USA Finance Corp.
P-1		4,300	5.39%, 04/02/07	4,300,000
			Societe Generale
P-1		8,400	5.22%, 06/28/07	8,293,831
			Swedish National Holding Corp.
P-1		3,300	5.24%, 05/15/07	3,279,346

			TOTAL COMMERCIAL PAPER (cost $31,026,987)	31,026,182

			Foreign Treasury Obligations (n)—12.0%
			Dutch Treasury Certificate (Netherlands)
Aaa	EUR	1,910	3.69%, 05/31/07	2,536,129
			French Discount Treasury Bill (France)

Aaa	EUR	10,800	3.61%, 04/26/07	14,391,344
Aaa	EUR	3,220	3.71%, 05/31/07	4,275,181

			TOTAL FOREIGN TREASURY OBLIGATIONS (cost $20,854,616)	21,202,654

	SHARES
			Affiliated Money Market Mutual Fund —7.2%
		12,651,163	Dryden Core Investment Fund - Taxable Money Market Series(w) (cost $12,651,163)	12,651,163

	NOTIONAL AMOUNTS (000)
			Outstanding Options Purchased(*) —0.7%

			Call Options —0.5%
			Eurodollar Futures,
		36,000	expiring 09/14/2007, Strike Price $95.00	39,825
		15,000	expiring 09/17/2007, Strike Price $95.00	5,062
		62,000	expiring 12/17/2007, Strike Price $95.25	30,225
		92,000	expiring 06/16/2008, Strike Price $95.25	86,825
		3,500	expiring 03/17/2010, Strike Price $104.00	178,181
		1,400	expiring 03/31/2010, Strike Price $104.65	58,443
			Swap on 3 Month LIBOR,
		13,400	expiring 07/02/2007 @ 4.90%	37,181
		16,000	expiring 07/02/2007 @ 5.37%	141,648
		9,100	expiring 12/20/2007 @ 5.00%	61,201
		2,100	expiring 04/27/2009 @ 5.75%	158,980
		9,500	expiring 01/25/2010 @ 5.20%	98,602
			U.S. Treasury Note Futures,
		4,400	expiring 05/25/2007, Strike Price $116.00	688

				896,861

			Put Options —0.2%
			5 year U.S. Treasury Note Futures,
		12,700	expiring 05/25/2007, Strike Price $102.50	1,984
		39,300	expiring 05/31/2007, Strike Price $101.50	6,141
			Eurodollar Futures,
		275,000	expiring 03/17/2008, Strike Price $91.75	1,719
		100,000	expiring 03/17/2008, Strike Price $92.25	625
		183,000	expiring 03/17/2008, Strike Price $92.50	1,144
		3,500	expiring 03/17/2010, Strike Price $104.00	138,295
		1,400	expiring 03/31/2010, Strike Price $104.65	66,900
			Swap on 3 Month LIBOR,
		9,500	expiring 01/25/2010 @ 5.20%	71,832

2,100	expiring 04/27/2009 @ 6.25%	30,841
154,000	expiring 06/18/2007, Strike Price $95.75	2,572
	Swap on 3 Month Sterling,
118,000	expiring 06/18/2008, Strike Price $92.50	—

		322,053

	TOTAL OUTSTANDING OPTIONS PURCHASED (cost $1,215,076)	1,218,914

PRINCIPAL AMOUNT (000)#
	U.S. Treasury Obligations (k)—0.4%
	U.S. Treasury Bills
$625	4.955%, 06/14/07	618,803
50	4.96%, 05/31/07	49,598
50	4.976%, 05/31/07	49,598
30	5.03%, 05/31/07	29,759

	TOTAL U.S. TREASURY OBLIGATIONS (cost $747,666)	747,758

	TOTAL SHORT-TERM INVESTMENTS (cost $66,490,784)	66,846,671

	TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT —126.0% (cost $223,322,715)(p)	223,287,128

	SECURITIES SOLD SHORT —(14.9)%

	U.S. GOVERNMENT AGENCY OBLIGATION —(5.5)%
	Federal National Mortgage Assoc.,
9,800	5.50%, TBA	(9,695,875)

	U.S. TREASURY OBLIGATIONS —(9.4)%

	U.S. Treasury Notes
750	4.375%, 05/15/07	(749,326)
1,700	6.00%, 08/15/09	(1,753,059)
2,100	3.625%, 05/15/13	(1,997,461)
3,700	4.75%, 05/15/14	(3,733,385)
8,800	4.125%, 05/15/15	(8,498,873)

		(16,732,104)

	TOTAL SECURITIES SOLD SHORT (proceeds received $26,533,010)	(26,427,979)

NOTIONAL AMOUNTS (000)
	OUTSTANDING OPTIONS WRITTEN (*) —(0.1)%

	Call Options —(0.1)%
	Swap on 3 Month LIBOR,
5,800	expiring 07/05/2007 @ 5.00%	(41,167)
4,000	expiring 12/30/2007 @ 5.15%	(60,162)
5,200	expiring 07/30/2007 @ 5.50%	(138,247)

TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $165,270)	(239,576)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—111.0% (cost $196,624,435)	196,619,573
Other liabilities in excess of other assets(x)—(11.0)%	(19,543,792)

NET ASSETS —100%	$177,075,781

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AUD	Australian dollars
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NR	Not Rated by Moody’s or Standard & Poor’s
PO	Principal Only
RRB	Real Return Bonds
RUB	Russian Ruble
TBA	Securities purchased on a forward commitment basis
TIPS	Treasury Inflation Protected Securities
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(*)	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of investments was $223,412,823; accordingly, net unrealized depreciation on investments for federal income tax purposes was $128,267 (gross unrealized appreciation—$1,751,906; gross unrealized depreciation—$1,880,173). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open future contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
584	5 Year U.S. Treasury Notes	Jun 07	$61,546,563	$61,785,375	$238,812
44	90 Day Euro Dollar	Mar 08	10,479,363	10,480,250	887
73	90 Day Euro Dollar	Jun 08	17,379,025	17,400,462	21,437
95	90 Day Euro Dollar	Sep 08	21,593,699	21,695,537	101,838
62	90 Day Euro Dollar	Dec 08	14,722,912	14,779,250	56,338
55	90 Day Euro Dollar	Dec 07	13,046,738	13,079,688	32,950
200	90 Day EUROBOR	Jun 07	64,134,397	64,047,075	(87,322)
283	90 Day Sterling	Mar 08	65,661,344	65,609,811	(51,533)
118	90 Day Sterling	Jun 08	27,421,237	27,371,254	(49,983)
35	90 Day Sterling	Dec 08	8,130,518	8,123,758	(6,760)
25	90 Day Sterling	Dec 07	5,796,572	5,793,460	(3,112)

					253,552

Short Positions:
146	10 Year U.S. Treasury Notes	Jun 07	$15,886,219	$15,786,250	$99,969
43	30 Year U.S. Treasury Bonds	Jun 07	4,856,984	4,783,750	73,234

					173,203

					$426,755

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Purchase Contract	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Japanese Yen,
Expiring 05/15/07	JPY	619,785	$5,150,368	$5,292,851	$142,483
Russian Ruble
Expiring 09/19/07	RUB	29,050	1,109,000	1,118,441	9,441

			$6,259,368	$6,411,292	$151,924

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
Australian Dollar,
Expiring 04/26/07	AUD	14	$11,193	$11,327	$(134)
Euros,
Expiring 04/26/07	EUR	14,758	19,725,558	19,735,751	(10,193)
Pound Sterling,
Expiring 04/05/07	GBP	1,381	2,699,110	2,717,563	(18,453)
Expiring 04/05/07	GBP	1,192	2,338,108	2,345,672	(7,564)

			$24,773,969	$24,810,313	$(36,344)

Interest rate swap agreements outstanding at March 31, 2007:

Counter Party	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	06/20/37		$3,900,000	5.00%	3 Month LIBOR	$(135,896)
Deutsche Bank(1)	06/20/37		$7,200,000	5.00%	3 Month LIBOR	(272,401)
UBS AG(1)	06/18/09		$19,000,000	5.00%	3 Month LIBOR	78,549
Bank of America, N.A.(1)	06/15/35		$900,000	6.00%	3 Month LIBOR	80,565
Deutsche Bank(2)	12/15/35	GBP	700,000	4.00%	6 Month LIBOR	43,876
UBS AG(1)	10/15/10	EUR	200,000	2.15%	FRC -Excluding Tobacco -Non-Revised Consumer Price Index	4,694
Barclays Capital(2)	12/15/35	GBP	1,400,000	4.00%	6 Month LIBOR	40,575
JP Morgan(1)	01/15/10	AUD	500,000	6.50%	6 month Australian Bank Bill rate	(653)
Deutsche Bank(1)	01/15/10	AUD	600,000	6.50%	6 month Australian Bank Bill rate	(727)
Bank of America, N.A.(1)	06/20/14		$3,500,000	5.00%	3 Month LIBOR	(14,226)
Deutsche Bank(2)	06/20/17		$5,800,000	5.00%	3 Month LIBOR	84,275
Merrill Lynch & Co.(2)	06/20/16	JPY	90,000,000	2.00%	6 Month LIBOR	(8,323)
Barclays Capital(2)	06/20/16	JPY	40,000,000	2.00%	6 Month LIBOR	(4,771)
Citigroup(2)	06/20/17		$2,500,000	5.00%	3 Month LIBOR	52,278
Barclays Capital(1)	09/15/10	GBP	4,200,000	5.00%	6 Month LIBOR	(78,065)
UBS AG(2)	12/20/08	GBP	3,900,000	5.00%	6 Month LIBOR	(10,929)

						$(141,179)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2007:

Counter Party	Termination Date	Notional Amount		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	07/25/45		$100,000	0.54%	ABX.HE.A Index	$3,116
Bear Stearns International Ltd.(1)	07/25/45		$4,000,000	0.54%	ABX.HE.A Index	124,640
UBS AG(1)	07/25/45		$1,000,000	0.54%	ABX.HE.A Index	32,990
Barclays Bank PLC(1)	03/20/12		$200,000	0.17%	AIG Corp., 5.4%, due 02/15/12	(123)
Lehman Brothers(2)	03/20/08		$2,300,000	0.06%	AIG Corp., 5.6%, due 10/18/16	(113)
Morgan Stanley & Co.(1)	12/20/08		$500,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(1,697)
Merrill Lynch & Co.(1)	12/20/08		$200,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	(468)
UBS AG (1)	12/20/08		$600,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(2,830)
Citigroup(1)	12/20/16		$1,200,000	0.17%	Bank of America Corp., 5.62%, due 10/14/16	4,581
Bear Stearns International Ltd.(1)	12/20/08		$100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(1,642)
UBS AG(1)	12/20/08		$200,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	(1,261)
Bear Stearns International Ltd.(1)	12/20/08		$200,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(472)
Barclays Bank PLC(1)	06/20/15		$400,000	0.15%	CitiFinancial, 6.625%, 06/01/15	925
Lehman Brothers(1)	12/20/08		$100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(311)
Morgan Stanley & Co.(1)	12/20/08		$200,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 07/15/09	(127)
Barclays Bank PLC(1)	09/20/11		$400,000	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	(3,981)
Bear Stearns International Ltd.(1)	12/20/08		$200,000	0.24%	Deere & Co., 7.85%, due 03/15/07	(599)
Merrill Lynch & Co.(1)	12/20/08		$300,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(1,445)
Morgan Stanley & Co.(2)	12/20/15		$670,000	0.46%	Dow Jones CDX IG5 10YR Index	(2,405)
Morgan Stanley & Co.(2)	12/20/15		$2,300,000	0.45%	Dow Jones CDX IG5 10YR Index	(7,429)
Morgan Stanley & Co.(1)	12/20/12		$1,400,000	0.14%	Dow Jones CDX IG5 7YR Index	632
Morgan Stanley & Co.(1)	12/20/12		$3,200,000	0.14%	Dow Jones CDX IG5 7YR Index	2,244
Credit Suisse International(1)	12/20/11		$2,000,000	3.25%	Dow Jones CDX IG7 Index	6,281
JP Morgan(1)	12/20/11		$2,000,000	1.65%	Dow Jones CDX IG7 Index	5,682
Morgan Stanley & Co.(1)	12/20/16		$1,500,000	0.65%	Dow Jones CDX IG7 Index	9,549
Goldman Sachs(1)	12/20/16		$1,700,000	0.65%	Dow Jones CDX IG7 Index	10,069
JP Morgan(1)	12/20/16	EUR	400,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(464)
Goldman Sachs(1)	12/20/16	EUR	1,100,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(1,702)
Deutsche Bank(1)	12/20/16	EUR	1,500,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(2,569)
Barclays Bank PLC(1)	12/20/16	EUR	1,600,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(2,126)
Bank of America Securities LLC(1)	12/20/08		$300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(401)
Citigroup(1)	12/20/08		$400,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(1,495)
Barclays Bank PLC(1)	12/20/08		$500,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(1,147)
Morgan Stanley & Co.(1)	12/20/08		$200,000	0.22%	Emerson Electric Co., 7.125%, due 08/15/10	(532)
Morgan Stanley & Co.(1)	12/20/08		$300,000	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(746)
Barclays Bank PLC(1)	06/20/07		$800,000	0.27%	Federative Republic of Brazil, 12.25%, due 03/06/30	(369)
Citigroup(1)	12/20/08		$300,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(838)
Merrill Lynch & Co.(1)	12/20/08		$100,000	0.22%	Gannett Co., Inc., 6.375%, due 08/10/09	(159)
Bear Stearns International Ltd.(1)	03/20/16		$600,000	0.33%	Goldman Sachs Group, Inc., 5.815%, due 03/22/16	1,779
Deutsche Bank(1)	09/20/16		$200,000	0.51%	Goodrich Corp., 6.29%, due 07/01/16	(1,542)
Lehman Brothers(1)	12/20/08		$200,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(3,087)
Bear Stearns International Ltd.(1)	12/20/08		$400,000	0.32%	Hewlett Packard Co., 6.50% due 07/01/12	(2,081)
Lehman Brothers(1)	12/20/08		$400,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(222)
Merrill Lynch & Co.(1)	12/20/08		$300,000	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(1,175)
Bear Stearns International Ltd.(1)	12/20/08		$200,000	0.60%	International Paper Co., 6.75%, due 09/01/11	(1,632)
Barclays Bank PLC(1)	03/20/11		$200,000	0.37%	iStar Financial, Inc., 5.8%, due 03/15/11	677
Lehman Brothers(1)	12/20/08		$400,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(720)
Lehman Brothers(1)	12/20/08		$200,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(1,759)
Lehman Brothers(1)	12/20/08		$300,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(39)
Merrill Lynch & Co.(1)	12/20/08		$200,000	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(2,158)
Lehman Brothers(1)	12/20/08		$200,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(1,588)
Merrill Lynch & Co.(1)	12/20/08		$200,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(791)
Lehman Brothers(1)	06/20/09		$1,200,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(8,837)
Lehman Brothers(1)	12/20/08		$300,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	297
UBS AG(1)	12/20/08		$200,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	130
Morgan Stanley & Co.(1)	05/20/16		$1,800,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(24,165)
JP Morgan(1)	05/20/16		$600,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(8,289)
Morgan Stanley & Co.(1)	09/20/10		$200,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(9,320)
Lehman Brothers(1)	09/20/10		$400,000	2.26%	Republic of Turkey, 11.875%, due 01/15/30	(13,043)
JP Morgan(2)	03/20/07		$800,000	0.42%	Russian Federation, 5.00% (step-up), due 03/31/30	(471)
Morgan Stanley & Co.(1)	09/20/13		$200,000	0.58%	Seal Air Corp., 5.625%, due 07/15/13	(2,089)
UBS AG(1)	12/20/08		$200,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	(1,328)
Bear Stearns International Ltd.(1)	03/20/12		$1,000,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	252
Morgan Stanley & Co.(1)	12/20/08		$200,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(1,491)
Citigroup(1)	12/20/08		$800,000	0.14%	Walmart Stores, Inc.,6.875%, due 08/10/09	(1,295)
Bear Stearns International Ltd.(1)	12/20/08		$200,000	0.15%	Walmart Stores, Inc.,6.875%, due 08/10/09	(358)
Barclays Bank PLC(1)	12/20/08		$200,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(2,149)
Bear Stearns International Ltd.(1)	06/20/16		$300,000	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	10,278
Lehman Brothers(1)	12/20/08		$200,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(329)

						$86,713

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments

As of March 31, 2007 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —99.6%

		Asset-Backed Securities —0.5%
		Wells Fargo Home Equity Trust,
		Series 2005-2, Class AII2, 144A
		(cost $1,202,083)(g)
Aaa	1,200	5.56%(c), 10/25/35	$1,200,816

		Collateralized Mortgage Obligations —9.9%
		American Home Mortgage Investment Trust,
		Series 2004-4, Class 5 A
Aaa	438	4.44%(c), 02/25/45	430,873
		Bank of America Funding Corp.,
		Series 2006-A, Class-1A1
Aaa	436	4.62%, 02/20/36	431,847
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2004-8, Class 11A2
Aaa	1,312	4.185%(c), 11/25/34	1,322,702
		Bear Stearns Alt-A Trust,
		Series 2006-6, Class 21A1
Aaa	1,058	5.82%, 11/25/36	1,058,336
		Series 2006-6, Class 31A1
Aaa	1,068	5.83%, 11/25/36	1,072,467
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-11, Class-A2A
Aaa	434	4.70%, 12/25/35	429,501
		Series 2006-AR1, Class 1A1
AAA(d)	2,269	4.90%, 10/25/35	2,243,869
		Countrywide Alternative Loan Trust,
		Series 2003-J3, Class 2A1, 144A
AAA(d)	219	6.25%, 12/25/33	218,783
		Countrywide Home Loan Mortgage Pass Through Trust,
		Series 2004-25, Class 1A1
Aaa	1,561	5.65%(c), 02/25/35	1,566,393
		Series 2003-R4, Class 2A, 144A
Aaa	214	6.50%, 01/25/34 (cost $276,530, purchased 12/1/03)(f)	219,119
		Credit Suisse First Boston Mortgage Securities Corp.,
		Series 2005-C6, Class A1
Aaa	329	4.94%, 12/15/40	327,970
		Credit Suisse First Boston Mortgage Securities Corp,
		Series 2003-8, Class 5A1
Aaa	59	6.50%, 04/25/33	59,451
		Federal Home Loan Mortgage Corp.,
		Series 2692, Class YB
Aaa	644	3.50%, 05/15/16	635,006
		Series 2772, Class NQ
Aaa	786	4.50%, 12/15/13	779,722
		Series 2828, Class EN
Aaa	2,000	4.50%, 10/15/23	1,977,293
		Series 2844, Class PQ
Aaa	100	5.00%, 05/15/23	99,706
		Series 2892, Class BI
Aaa	737	5.00%, 01/15/18	734,238
		Series 2912, Class ML
Aaa	768	5.00%, 12/15/20	764,231
		Series 2931, Class JA
Aaa	954	5.00%, 07/15/25	949,149
		Federal National Mortgage Assoc.,
		Series 83, Class PB
AAA(d)	825	3.50%, 09/25/16	811,882
		Series 2003-83, Class A
Aaa	274	4.25%, 04/25/28	270,833
		Series 2006-67, Class PA
Aaa	1,043	5.50%, 03/25/28	1,045,011

		FHLMC Structured Pass Through Securities,
		Series T-59, Class 1A2
AAA(d)	426	7.00%, 10/25/43	441,928
		GE Capital Commercial Mortgage Corp.,
		Series 2002-3A, Class A1
AAA(d)	421	4.23%(c), 12/10/37	413,772
		Government National Mortgage Assoc.,
		Series 2000-9, Class FH
Aaa	216	5.82%, 02/16/30	217,941
		Series 2000-9, Class FG
Aaa	143	5.92%, 02/16/30	144,863
		Series 2000-11, Class PH
Aaa	425	7.50%, 02/20/30	439,883
		Series 1995-2, Class KQ
Aaa	109	8.50%, 03/20/25	114,510
		Greenpoint Mortgage Funding Trust,
		Series 2005-AR2, Class A1
Aaa	859	5.55%, 06/25/45	861,013
		GS Mortgage Securities Corp II,
		Series 2001-1285, Class A1, 144A(f) (cost $571,901; purchased 10/09/02)
Aaa	536	6.044%, 08/15/18	546,421
		GSR Mortgage Loan Trust,
		Series 2005-ARG, Class 2A1
Aaa	645	4.54%, 09/25/35	637,817
		Sequoia Mortgage Trust,
		Series 10, Class 2A1
Aaa	986	5.70%(c), 10/20/27	986,428
		Structured Asset Mortgage Investments, Inc.,
		Series 2206 AR3, Class 12A1
Aaa	542	5.54%, 09/25/35	542,303
		Structured Asset Securities Corp,
		Series 2001-21A, Class 1A1
Aaa	99	7.23%, 01/25/32	98,382
		Washington Mutual, Inc.,
		Series 2002-AR6, Class A
Aaa	1,331	6.38%, 06/25/42	1,331,968
		Series 2002-AR9, Class 1A
Aaa	58	6.38%, 08/25/42	58,053

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $24,214,234)	24,283,664

		Corporate Bonds —22.2%

		Airlines —1.1%
		United Air Lines, Inc.,
		Pass-Thru Certificate(e)(i)
B2	1,700	6.83%, 03/01/08	1,887,000
		Equipment Trust,
		Sr. Notes(e)(g)(i)
CAA-(d)	1,500	10.85%, 02/19/15	789,375

			2,676,375

		Automobile —0.6%
		DaimlerChrysler NA Holding Corp.,
		Gtd. Notes
Baa1	1,500	5.82%(c), 09/10/07	1,502,296

		Cable —0.5%
		CSC Holdings, Inc.,
		Sr. Notes
B2	1,100	7.25%, 07/15/08	1,115,125

		Commercial Banks —0.9%
		National Australia Bank,
		Sr. Unsec'd. Notes, 144A(Australia)(g)
Aa3	1,197	5.38%, 09/11/09	1,198,165
		Sumitomo Mitsui Banking,
		Sub. Notes (Japan)
NR	100,000	1.514%, 11/26/49	859,981

			2,058,146

		Computer Hardware —0.5%
		Hewlett-Packard Co.,
		Notes
A2	1,200	5.49%, 05/22/09	1,201,590

		Diversified —0.5%
		Siemens Financieringsmaatschappij,
		Notes, 144A(Netherlands)(g)
Aa3	1,200	5.41%, 08/14/09	1,200,218

		Diversified Financial Services —3.3%
		General Electric Capital Corp.,
		Notes
Aaa	1,300	5.39%(c), 03/16/09	1,299,806
		Goldman Sachs Group LP,
		Notes
Aa3	1,750	5.65%(c), 06/28/10	1,758,761
		HSBC Finance Corp.,
		Sr. Unsec’d. Notes
Aa3	1,000	5.48%(c), 09/15/08	1,001,835
		Korea Development Bank,
		Notes
A3	2,670	4.75%, 07/20/09	2,645,946
		MBNA Europe Funding PLC, Bank
		Gtd., 144A(United Kingdom)(g)(i)
Ba1	1,400	5.43%(c), 09/07/07	1,400,616

			8,106,964

		Electric Utilities —2.0%
		CMS Energy Corp.,
		Sr. Notes
B1	600	8.90%, 07/15/08	622,500
		Dayton Power & Light Co. (The),
		First Mortgage
Baa1	500	5.13%, 10/01/13	493,895
		Dominion Resources, Inc.,
		Sr. Notes
Baa1	1,050	5.76%(c), 09/28/07	1,050,395
		Nisource Finance Corp.,
		Gtd. Notes
Baa3	1,500	5.93%(c), 11/23/09	1,501,497
		Progress Energy Florida, Inc.,
		Notes
A3	1,100	5.76%(c), 11/14/08	1,100,359

			4,768,646

		Electronic Components —0.5%
		IPALCO Enterprises Inc.,
		Sec’d. Notes
Ba1	600	8.38%, 11/14/08	619,500
		Mission Energy Holding,
		Sec’d. Notes
B2	400	13.50%, 07/15/08	436,000
		TXU Electric Delivery
BA(d)	100	5.73%, 09/16/08	99,985

		TXU Energy Co. LLC
BAA-(d)	100	5.85%, 09/16/08	99,992

			1,255,477

		Entertainment & Leisure —0.5%
		Walt Disney Co. (The),
		Notes
A3	1,200	5.44%(c), 09/10/09	1,201,603

		Financial - Bank & Trust —2.6%
		Bank of America Corp.,
		Sr. Notes
Aa2	600	5.51%(c), 02/17/09	602,257
		Bank of America NA,
		Sr. Notes
Aa1	1,200	5.36%(c), 07/25/08	1,200,004
		Charter One Bank NA,
		Sr. Notes
Aa2	1,200	5.41%(c), 04/24/09	1,199,883
		HSBC Finance Corp.,
		Sr. Notes
Aa2	300	5.49%(c), 12/14/09	300,726
		Merrill Lynch Co.,
		Sr. Unsec’d. Notes
AA-(d)	1,300	5.38%, 12/22/08	1,299,284
		Royal Bank of Scotland PLC,
		Notes, 144A(United Kingdom)(g)
A1	600	5.37%, 04/11/08	600,509
		VTB Capital SA, Sr. Notes, 144A
BAA+(d)	1,200	5.96%(c), 08/01/08	1,200,600

			6,403,263

		Financial - Brokerage —0.5%
		Caterpillar Financial Service Corp.,
		Notes
A2	1,200	5.41%, 08/11/09	1,198,643

		Financial Services —4.4%
		CIT Group, Inc.,
		Sr. Unsec’d. Notes
A2	1,200	5.57%, 05/23/08	1,203,152
		Citigroup Global Markets Holdings, Inc.,
		Notes
Aa1	700	5.45%, 03/17/09	700,667
		Citigroup, Inc.,
		Notes
Aa1	500	5.39%, 12/26/08	500,141
Aa1	1,200	5.48%, 06/09/09	1,202,759
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes
Aaa	100	5.36%, 10/24/08	100,001
		Goldman Sachs Group, Inc.,
		Sr. Notes
Aa3	1,800	5.44%, 06/23/09	1,799,732
		HSBC Finance Corp.,
		Sr. Notes
Aa3	400	5.42%, 10/21/09	399,858
		Lehman Brothers Holdings,
		Notes
A+(d)	1,800	5.40%, 12/23/08	1,799,449

		SLM Corp.,
		Notes, 144A(g)
A2	1,200	5.50%, 07/27/09	1,200,088
		Unicredito Luxem,
		Sr. Notes (Luxembourg)
A1	1,800	5.41%, 10/24/08	1,800,288

			10,706,135

		Healthcare Services —0.3%
		Service Corp. International,
		Sr. Notes
B1	600	7.70%, 04/15/09	624,000

		Hotels, Restaurants & Leisure —0.2%
		Mandalay Resort Group,
		Sr. Notes
Ba2	500	6.50%, 07/31/09	505,000
		Mirage Resorts, Inc.,
		Notes
Ba2	100	6.75%, 08/01/07	100,250

			605,250

		Lodging —0.2%
		Starwood Hotels & Resorts Worldwide, Inc.,
		Gtd. Notes
Ba1	600	7.38%, 05/01/07	600,463

		Office Equipment —0.3%
		Xerox Corp.,
		Gtd. Notes
Ba1	600	9.75%, 01/15/09	643,462

		Oil, Gas & Consumable Fuels —0.8%
		Transcontinental Gas Pipe Line Corp.,
		Notes(f)(cost $703,263; purchased 09/27/05)
Ba2	700	6.64%, (c) 04/15/08	701,750
		Transocean, Inc.,
		Notes
Baa1	1,200	5.55%, 09/05/08	1,201,272

			1,903,022

		Pipelines —0.2%
		El Paso Corp.,
		Sr. Unsec’d. Notes
B2	600	7.63%, 08/16/07	588,750

		Retail —0.2%
		J.C. Penney Corp., Inc.,
		Notes
Ba1	500	6.50%, 12/15/07	502,985
Baa3	100	7.38%, 08/15/08	102,626

			605,611

		Telecommunications —2.1%
		BellSouth Corp.,
		Sr. Unsec’d. Notes
A2	600	5.46%, 08/15/08	600,312
		France Telecom SA,
		Notes (France)(i)
A3	2,000	8.50%, 03/01/31	2,599,322

			Qwest Communications International, Inc.,
			Gtd. Notes
B2		600	8.86%(c), 02/15/09	606,000
			Vodafone Group PLC,
			Bonds (United Kingdom)
A3		1,200	5.41%, 06/29/07	1,200,076

				5,005,710

			TOTAL CORPORATE BONDS (cost $53,287,110)	53,970,749

			Foreign Government Bonds —9.1%
			Federal Republic of Brazil
Ba3		40	7.13%, 01/20/37	44,240
			French Government Bond
NR		13,000	5.50%, 04/25/07	17,381,785
			Republic of Italy
Aa2	JPY	218,000	3.80%, 03/27/08	1,904,573
			Republic of Panama
BA(d)		1,500	9.375%, 04/01/29	1,998,750
			Republic of South Africa
BAA1(d)		750	9.13%, 05/19/09	806,250

			TOTAL FOREIGN GOVERNMENT BONDS (cost $21,470,690)	22,135,598

			Municipal Bonds —0.4%

			Honolulu City & County
Aaa		1,000	4.75%(c), 07/01/28 (cost $847,537)	1,012,550

			U.S. Government Agency Obligations —5.2%
			Federal Farm Credit Bank
		1,300	3.65%, 03/16/09	1,269,945
			Federal Home Loan Bank
		900	4.50%, 06/12/13	872,237
		100	4.09%, 02/20/09	98,476
		786	4.25%, 07/30/09	773,696
		1,000	3.00%, 12/28/07	984,470
		2,200	4.24%, 05/19/10	2,157,615
			Federal Home Loan Mortgage Corp.
		2,800	4.24%, 07/30/09	2,755,312
			Federal National Mortgage Assoc.
		3,800	4.25%, 07/30/09	3,740,724

			TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,585,989)	12,652,475

			U.S. Government Mortgage Backed Obligations —29.7%
			Federal National Mortgage Assoc.
		213	5.00%, 07/01/18-08/01/18	211,091
		20,568	5.00%, 10/01/17-08/01/20	20,317,488
		4,298	5.50%, 06/01/33-11/01/35	4,258,240
		11	5.69%, 12/01/30	11,259
		44,105	6.00%, 11/01/12-01/01/37	44,449,949
		1	6.00%, 07/01/13	1,489
		115	6.38%, 08/01/24	116,122
		135	6.77%, 07/01/25	136,568
		2	9.25%, 01/01/10	2,434

		Government National Mortgage Assoc.
	572	5.25%, 03/20/30	576,622
	440	5.375%, 06/20/23-06/20/27	445,401
	99	5.38%, 05/20/23	99,417
	231	5.50%, 07/20/30	234,059
	160	5.75%, 08/20/26	161,260
	801	6.00%, 01/15/29-07/15/29	817,774
	91	6.125%, 10/20/24-12/20/26	92,895
	211	6.50%, 10/15/25-06/15/29	217,184
	67	8.00%, 09/20/30-07/20/31	70,863
	19	8.00%, 05/20/31	20,248

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $72,747,498)	72,240,363

		U.S. Treasury Obligations (k)—22.6%
		U.S. Treasury Notes
	18,790	3.88%, 09/15/10	18,401,723
	35,100	4.25%, 01/15/11-08/15/13	34,745,201
	1,800	5.125%, 05/15/16	1,861,101

		TOTAL U.S. TREASURY OBLIGATIONS (cost $54,974,926)	55,008,025

	UNITS
		Warrants*
	2,500,000	Mexican Value Recovery Rights, Series D (cost $250)	36,250

		TOTAL LONG-TERM INVESTMENTS (cost $242,527,764)	242,540,490

	PRINCIPAL AMOUNT (000)#
		SHORT-TERM INVESTMENTS —14.6%

		Foreign Treasury Obligation (n)—7.0%
		French Discount Treasury Bill
	12,940	3.80%, 05/31/07 (cost $16,940,059)	17,180,387

		Commercial Paper —2.6%
		Daimlerchrysler NA.,
A2(d)	100	5.35%, 06/22/07	98,772
		Natixis
A1+(d)	6,300	5.40%, 04/02/07	6,300,000

		TOTAL COMMERCIAL PAPER (cost $6,398,797)	6,398,772

		U.S. Treasury Obligations (k)—0.4%
		U.S. Treasury Bills
	150	4.89%, 06/14/07	148,513
	100	4.899%, 06/14/07	99,008

620	4.955%, 06/14/07	613,852

	TOTAL U.S. TREASURY OBLIGATIONS (cost $861,239)	861,373

	AFFILIATED MONEY MARKET MUTUAL FUND —4.6%
11,185,791	Dryden Core Investment Fund - Taxable Money Market Series (cost $11,185,791)(w)	11,185,791

	Outstanding Options Purchased *
Notional Amount (000)#	Call Options
	GBP Swap Option on 3 Month LIBOR,
7,000	expiring 06/15/07 @ 5.06%	187
	USD Swap Option on 3 Month LIBOR,
12,300	expiring 02/01/08 @ 4.75%	30,693

		30,880

	Put Options
	Eurodollar Futures,
262,000	expiring 09/17/07, $90.75	1,638
	Eurodollar Futures,
150,000	expiring 09/17/07, $91.00	938
	Eurodollar Futures
40,000	expiring 12/17/07, $91.50	250
	Eurodollar Futures,
326,000	expiring 12/17/07, $92.00	2,037
	Eurodollar Futures,
1,378,000	expiring 06/16/08, $92.50	8,612

		13,475

	TOTAL OUTSTANDING OPTIONS PURCHASED * (cost $86,060)	44,355

	TOTAL SHORT-TERM INVESTMENTS (cost $35,471,946)	35,670,678

	TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—114.2% (cost $277,999,710)(p)	278,211,168

Principal Amount (000)#	SECURITIES SOLD SHORT —(25.4)%

	Short Sales —(25.4)%
	Federal National Mortgage Assoc.
14,300	5.00%, 04/18/21	(14,098,914)
	Federal National Mortgage Assoc.
4,000	5.50%, 04/12/37	(3,957,500)
	Federal National Mortgage Assoc.
43,500	6.00%, 04/12/37	(43,812,678)

	TOTAL SECURITIES SOLD SHORT (proceeds received $62,033,086)	(61,869,092)

	OUTSTANDING OPTIONS WRITTEN (*)
Notional Amount (000)#

	Call Options
	GBP Swap Option on 3 Month LIBOR,
2,000	expiring 06/15/07 @ 4.85%	(396)
	USD Swap Option on 3 Month LIBOR,
2,700	expiring 02/01/08 @ 4.90%	(27,374)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $63,830)	(27,770)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—88.8%	216,314,306

Other assets in excess of other liabilities(x)—11.2%	27,193,379

NET ASSETS —100%	$243,507,685

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
NR	Not Rated by Moodys or Standard & Poor’s
AUD	Australian Dollar
JPY	Japanese Yen
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Issuer in bankruptcy.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $1,551,694. The aggregate value of $1,467,290 is approximately 0.6% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of investments was $277,999,710; accordingly, net unrealized appreciation on investments for federal income tax purposes was $211,458 (gross unrealized appreciation—$2,087,100; gross unrealized depreciation—$1,875,642). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open future contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
78	90 Day Euro Dollar	Sep 07	$470,218,726	$470,116,063	$(102,663)
177	90 Day Euro Dollar	Dec 07	42,072,901	42,092,813	19,912
285	90 Day Euro Dollar	Mar 08	67,660,874	67,883,437	222,563
11	90 Day Sterling	Mar 08	2,555,887	2,550,205	(5,682)
92	90 Day Sterling	Mar 08	21,434,830	21,319,932	(114,898)
23	30 Year U.S. Treasury Notes	Jun 07	2,603,492	2,558,750	(44,742)

					(25,510)

Short Positions:
610	10 Year U.S. Treasury Notes	Jun 07	$66,026,094	$65,956,250	$69,844

					$44,334

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Euros,
Expiring 04/26/07	EUR	310	$413,993	$414,112	$119
Norwegian Krone
Expiring 04/12/07	NOK	3,810	615,676	627,123	11,447

			$1,029,669	$1,041,235	$11,566

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
Euros,
Expiring 04/26/07	EUR	24,657	$32,956,572	$32,973,602	$(17,030)
Japanese Yen,
Expiring 05/15/07	JPY	334,129	2,776,588	2,853,401	(76,813)
Pound Sterling
Expiring 04/05/07	GBP	17	33,014	33,453	(439)
Expiring 04/05/07	GBP	59	114,292	116,103	(1,811)
Expiring 04/05/07	GBP	329	643,017	647,413	(4,396)
Expiring 04/12/07	GBP	319	615,676	627,727	(12,051)

			$37,139,159	$37,251,699	$(112,540)

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(1)	06/20/09		$44,800,000	5.00%	3 month LIBOR	$38,114
Barclays Capital(1)	06/18/09		$28,900,000	5.00%	3 month LIBOR	145,320
Deutsche Bank(1)	01/15/10	AUD	2,600,000	6.50%	6 month Australian Bank Bill rate	(4,143)
Barclays Capital(1)	03/20/09	GBP	16,000,000	6.00%	6 month LIBOR	(70,677)
Morgan Stanley Capital Services, Inc.(1)	06/20/09		$51,900,000	5.00%	3 month LIBOR	(48,720)
Citigroup(1)	06/20/17		$4,000,000	5.00%	3 month LIBOR	(83,644)
Barclays Capital(2)	06/20/17		$3,500,000	5.00%	3 month LIBOR	6,253
UBS AG(1)	06/20/12		$14,600,000	5.00%	3 month LIBOR	(95,466)
Barclays Capital(1)	06/20/12		$5,100,000	5.00%	3 month LIBOR	(33,300)

						$(146,263)

(1) Porfolio pays the floating rate and receives the fixed rate. (2) Portfolio pays the fixed rate and receives the floating rate. Credit default swap agreements outstanding at March 31, 2007:
Counterparty	Termination Date	Notional Amount		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers(1)	03/20/08		$1,200,000	0.06%	AIG Corp., 5.6%, due 10/18/16	$(11)
Lehman Brothers(1)	3/20/08		$600,000	1.55%	GMAC LLC, 6.875%, due 08/28/12	4,157
Morgan Stanley Capital Services, Inc.(1)	10/20/07		$300,000	0.44%	JSC “GAZPROM”	798
Lehman Brothers(1)	12/20/08		$100,000	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	20
Barclays Capital(1)	12/20/08		$300,000	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	59
Deutsche Bank(1)	12/20/08		$100,000	0.42%	Republic of Indonesia, 6.75%, due 03/10/14	98
Lehman Brothers(1)	12/20/08		$300,000	0.40%	Republic of Indonesia, 6.75%, due 03/10/14	(148)
Barclays Capital(1)	12/20/08		$100,000	0.26%	Republic of Panama, 8.875%, due 09/30/27	77
Deutsche Bank(1)	12/20/08		$200,000	0.25%	Republic of Panama, 8.875%, due 09/30/27	114
Deutsche Bank(1)	12/20/08		$100,000	0.33%	Republic of Peru, 8.75%, due 11/21/33	20
Lehman Brothers(1)	12/20/08		$300,000	0.32%	Republic of Peru, 8.875%, due 09/30/27	(4)
Lehman Brothers(1)	12/20/08		$100,000	0.31%	Russian Federation, 5.0%, due 03/31/30	106
Deutsche Bank(1)	12/20/07		$600,000	0.26%	Russian Federation, 5.0%, due 03/31/30	544
Morgan Stanley Capital Services, Inc.(1)	12/20/07		$600,000	0.26%	Russian Federation, 5.0%, due 03/31/30	544
Barclays Capital(1)	12/20/08		$100,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	481
Barclays Capital(1)	12/20/08		$300,000	0.71%	Ukraine Government, 7.65%, due 06/11/13	1,366
Deutsche Bank(1)	12/20/08		$300,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	1,425

						$9,646

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

MORTGAGE BACKED SECURITIES PORTFOLIO

Schedule of Investments

As of March 31, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —117.7%

		U.S. Government Mortgage-Backed Obligations —89.6%
		Federal Home Loan Mortgage Corp.,
5,505		5.00%, 08/01/35-10/01/35	$5,325,864
1,452		5.50%, 06/01/36	1,437,208
2,012		6.00%, 03/01/14-02/01/21	2,044,406
3,547		6.50%, 01/01/18-09/01/36	3,627,220
46		7.50%, 03/01/08-06/01/28	46,966
—	(r)	8.25%, 10/01/07	9
1		8.25%, 05/01/08	603
—	(r)	8.50%, 12/01/07	303
13		8.50%, 10/01/15-07/01/21	14,169
2		8.75%, 12/01/08	2,375
18		9.00%, 06/01/09-03/01/11	18,700
26		11.50%, 03/01/16	29,580
		Federal National Mortgage Assoc.,
2,275		4.50%, 03/01/35	2,137,645
6,778		5.00%, 11/01/18-08/01/35	6,593,471
1,763		5.00%, 08/01/35(k)	1,705,500
8,809		5.50%, 06/01/33-06/01/34	8,736,955
17,050		5.50%, TBA	16,868,844
844		5.78%, 11/01/11	865,156
6,109		6.00%, 04/01/14-08/01/34	6,188,773
43		6.047%, 03/01/12	44,855
4,777		6.50%, 05/01/14-08/01/36	4,889,016
4		6.815%, 10/01/07	4,045
53		7.00%, 09/01/11-07/01/12	53,721
—	(r)	8.00%, 06/01/07	40
46		8.00%, 09/01/22-12/01/22	48,950
8		9.75%, 08/01/10-11/01/16	9,452
		Government National Mortgage Assoc.,
603		4.50%, 09/15/33-10/15/33	571,202
910		5.00%, 04/15/35	885,859
261		6.00%, 07/15/24-08/15/24	265,432
2,340		6.50%, 05/15/23-02/15/35	2,402,243
2,059		7.00%, 11/15/31-03/15/36	2,139,604
54		7.50%, 09/15/11-12/20/23	55,710
601		8.00%, 01/15/08-11/15/30	636,821
54		8.25%, 06/20/17-07/20/17	56,370
55		8.50%, 04/20/17	58,734
86		9.00%, 09/15/08-01/15/20	92,966
37		9.50%, 08/15/09-06/15/20	39,363
8		13.50%, 05/15/11	9,343
12		14.00%, 06/15/11	13,358
13		16.00%, 05/15/12	14,922

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $68,280,323)	67,935,753

		Collateralized Mortgage Obligations —28.1%
		Citigroup Mortgage Loan Trust, Inc., Series 2006 - AR1, Class 3A1
434		5.50%(c), 03/25/36	434,865
		Countrywide Alternative Loan Trust, Series 2005 - J11, Class 1A3
1,836		5.50%, 11/25/35	1,841,044
		Series 2005-73CB, Class 1A7
616		5.50%, 01/25/36	618,610

	Series 2005-85CB, Class 2A2
1,684	5.50%, 02/25/36	1,691,264
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-14, Class A3
1,677	6.25%, 09/25/36	1,691,154
	Federal Home Loan Mortgage Corp.,
	Series 74, Class F
28	6.00%, 10/15/20	27,798
	Series 83, Class Z
6	9.00%, 10/15/20	5,777
	Series 186, Class E
43	6.00%, 08/15/21	43,183
	Series 1058, Class H
14	8.00%, 04/15/21	14,621
	Series 1116, Class I
12	5.50%, 08/15/21	11,873
	Series 1120, Class L
52	8.00%, 07/15/21	51,809
	Series 1630, Class PJ
478	6.00%, 05/15/23	478,430
	Series 2627, Class BG
1,282	3.25%, 06/15/17	1,215,977
	Series 2809 Class UC
425	4.00%, 06/15/19	387,655
	Series 2852, Class VI, IO
1,971	5.00%, 06/15/24	135,682
	Series 2882, Class YI, IO
1,002	5.00%, 03/15/24	61,202
	Series 2915, Class K1, IO
1,023	5.00%, 06/15/24	66,132
	Series 2995, Class ST, IO
1,798	1.43%(c), 05/15/29	100,756
	Federal Home Loan Mortgage Corp., Pass Through Securities, Series T-42, Class A5
262	7.50%, 02/25/42	273,018
	Federal National Morgage Assoc.,
	Series 56, Class 1
19	6.00%, 04/01/19	19,171
	Series 340, Class 2, IO
655	5.00%, 08/01/33	154,350
	Series 347, Class 2, IO
992	5.00%, 12/01/33	233,620
	Series 352, Class 2, IO
807	5.50%, 08/01/34	185,436
	Series 353, Class 2, IO
986	5.00%, 08/01/34	234,577
	Series 354, Class 2, IO
1,023	5.50%, 12/01/34	234,468
	Series 377, Class 2, IO
3,761	5.00%, 10/01/36	904,110
	Series 1990-10, Class L
7	8.50%, 02/25/20	7,117
	Series 1990-108, Class G
20	7.00%, 09/25/20	20,110
	Series 1991-21, Class J
20	7.00%, 03/25/21	20,989
	Series 1992-61, Class ZB
1	7.50%, 05/25/07	1,014
	Series 1992-113, Class Z
41	7.50%, 07/25/22	43,391

	Series 1993-223, Class ZA
276	6.50%, 12/25/23	284,125
	Series 1998-19, Class J
18	8.50%, 07/25/18	18,799
	Series 1998-M4, Class C
77	6.527%, 05/25/30	76,899
	Series 2001-51, Class QN
571	6.00%, 10/25/16	580,731
	Series 2003-33, Class PT
214	4.50%, 05/25/33	206,934
	Series 3144, Class JZ
57	5.50%, 04/15/36	56,589
	Series G-14, Class L
22	8.50%, 06/25/21	23,388
	Series G92-24, Class Z
25	6.50%, 04/25/22	25,752
	Series G92-59, Class D
125	6.00%, 10/25/22	127,046
	Series G94-4, Class PG
317	8.00%, 05/25/24	341,660
	First Boston Mortgage Securities Corp., Series B, Class, IO
60	8.985%, 04/25/17	12,784
	Series B, Class PO
60	Zero Coupon, 04/25/17	50,976
	Government National Mortgage Assoc., Series 2006-35, Class LO, PO
333	Zero Coupon, 07/20/36	266,031
	Series 2006-38, Class XS, IO
1,835	1.93%(c), 09/16/31	116,654
	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2
396	4.596%(c), 04/25/35	392,859
	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 3A4
672	4.391%(c), 07/25/34	663,754
	Residential Asset Securitization Trust, Series 2004-A3, Class A7
750	5.25%, 06/25/34	721,600
	Series 2005-A9, Class A3
1,722	5.50%, 07/25/35	1,690,342
	Salomon Brothers Mortgage Securities, Series 1986-1, Class A
22	6.00%(c), 12/25/11	21,437
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-AR13, Class A1
1,500	5.312%(c), 05/25/35	1,486,829
	Series 2006-AR5, Class 2A1
1,297	5.532%(c), 04/25/36	1,302,080
	Series 2006-AR8, Class 2A1
353	5.24%(c), 04/28/36	350,926
	Series 2006-AR10, Class 5A2
1,265	5.601%(c), 07/25/36	1,267,218

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $20,985,602)	21,294,616

	TOTAL LONG-TERM INVESTMENTS (cost $89,265,925)	89,230,369

	SHORT-TERM INVESTMENTS —21.9%

	Repurchase Agreement —21.8%
16,500	Credit Suisse First Boston, 5.38%, dated 03/30/07, due 04/02/07 in the amount of $16,507,398 (cost 16,500,000; collateralized by $17,357,317 Federal National Mortgage Assoc.; 5.00%, 03/31/36 and 02/01/37, value of the collateral including accrued interest was $16,832,158)	16,500,000

Shares
	AFFILIATED MONEY MARKET MUTUAL FUND —0.1%
88,307	Dryden Core Investment Fund - Taxable Money Market Series (cost $88,307)(w)	88,307

	TOTAL SHORT-TERM INVESTMENTS (cost $16,588,307)	16,588,307

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—139.6% (cost $105,854,232)(p)	105,818,676

Principal Amount (000)#	SECURITIES SOLD SHORT —(17.6)%

	Federal National Mortgage Assoc.,
2,000	5.50%, TBA	(1,978,750)
1,000	5.50%, TBA	(1,002,188)
4,500	6.00%, TBA	(4,573,125)
3,500	6.00%, TBA	(3,525,158)
2,200	6.50%, TBA	(2,244,000)

	TOTAL SECURITIES SOLD SHORT (proceeds received $13,344,375)	(13,323,221)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—122.0% (cost $92,509,857)	92,495,455
	Other liabilities in excess of other assets(u)—(22.0)%	(16,658,972)

	NET ASSETS —100%	$75,836,483

The following abbreviations are used in portfolio descriptions:

IO	Interest Only
PO	Principal Only Securities
TBA	To Be Announced
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(k)	Securities segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of investments was $105,854,232; accordingly, net unrealized depreciation on investments for federal income tax purposes was $35,556 (gross unrealized appreciation was $707,470; gross unrealized depreciation was $743,026).
(r)	Less than $500 par.
(u)	Liabilites in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and reverse repurchase agreements as follows:

Open futures contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
30	5 Year U.S. Treasury Notes	Jun 07	$3,180,797	$3,173,907	$(6,890)
11	2 Year U.S. Treasury Notes	Jun 07	2,254,875	2,253,797	(1,078)
60	10 Year U.S. Treasury Notes	Jun 07	6,476,004	6,487,500	11,496
9	30 Year U.S. Treasury Bonds	Jun 07	1,014,102	1,001,250	(12,852)

					(9,324)

Short Positions:
11	90 Day Euro Dollar	Mar 08	$2,620,474	$2,620,062	$412
11	90 Day Euro Dollar	Jun 08	2,622,537	2,621,987	550
11	90 Day Euro Dollar	Sep 08	2,622,949	2,622,537	412
11	90 Day Euro Dollar	Dec 08	2,616,351	2,615,938	413

					$1,787

					$(7,537)

Reverse Repurchase Agreements outstanding at March 31, 2007:

Broker	Interest Rate	Trade Date	Value at March 31, 2007	Maturity Date	Cost
Goldman Sachs	5.285%	3/13/2007	$6,867,000	4/12/2007	$6,867,000
Goldman Sachs	5.285%	3/19/2007	2,520,000	4/17/2007	2,520,000
Goldman Sachs	5.29%	3/21/2007	3,565,000	4/19/2007	3,565,000

			$12,952,000		$12,952,000

(w)	Prudential Investments LLC, the Manager of the Portfolio also serves as Manager of the Dryden Core Investment Fund-Taxable Money Market Series.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Portfolio of Investments

As of March 31, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	U.S. Government Agency Obligations—32.7%

	Federal Farm Credit Bank —2.0%
$285	3.80%, 09/07/07	$283,195
850	4.60%, 11/01/07	846,313

	TOTAL FEDERAL FARM CREDIT BANK (cost $1,129,508)	1,129,508

	Federal Home Loan Bank —13.1%
900	2.30%, 07/24/07	891,591
250	3.30%, 07/20/07	248,507
250	3.35%, 09/10/07	247,781
1,000	3.50%, 10/18/07	990,287
300	4.17%, 11/16/07	297,799
2,000	4.25%, 04/16/07	1,999,056
800	4.25%, 09/14/07	796,161
1,000	4.50%, 05/11/07	999,047
100	5.15%, 12/21/07	99,850
720	4.00%, 02/01/08	712,497

	TOTAL FEDERAL HOME LOAN BANK (cost $7,282,576)	7,282,576

	Federal Home Loan Mortgage Association —7.5%
415	3.50%, 07/30/07	412,594
1,000	3.75%, 04/15/07	999,419
241	4.00%, 08/17/07	239,831
2,500	7.100%, 04/10/07	2,500,856

	TOTAL FEDERAL HOME LOAN MORTGAGE ASSOCIATION (cost $4,152,700)	4,152,700

	Federal National Mortgage Association —10.1%
750	3.375%, 05/15/07	748,238
265	4.125%, 06/22/07	264,300
500	4.170%, 05/25/07	499,151
325	4.250%, 07/15/07	323,853
500	4.375%, 09/07/07	494,681
1,500	5.25%, 04/15/07	1,499,686
800	6.375%, 08/06/07	802,830
1,000	5.25%, 04/27/07	996,837

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (cost $5,629,576)	5,629,576

	Repurchase Agreements —67.3%
13,000

Deutsche Tri-party 5.38% dated 03/30/07, due 04/02/07 in the amount of $13,005,828 (cost $7,933,786; collateralized by $11,400,000 Federal Home Loan Mortgage Corp., 5.00%, 05/01/34 value of collateral including accrued interest was $8,092,462; cost $4,558,811; collateralized by $4,787,800 Federal Home Loan Mortgage Corp., 5.00%, 03/01/37 value of collateral including accrued interest was $4,630,703; cost $507,403; collateralized by $599,224 Federal Home Loan Mortgage Corp., 5.00%, 11/01/35 value of collateral including accrued interest was $515,408)

		13,000,000
13,100

FBC Tri-party 5.38% dated 03/30/07, due 04/02/07 in the amount of $13,105,873 (cost $13,100,000; collateralized by $2,605,000 Federal National Mortgage Corp., 5.00%, 02/01/37 value of collateral including accrued interest was $2,526,602; collateralized by $11,187,240 Federal National Mortgage Corp., 5.00%, 03/01/36 value of collateral including accrued interest was $10,836,479)

		13,100,000

11,400	Lehman Tri-party 5.38% dated 03/30/07, due 04/02/07 in the amount of $11,405,111 (cost $11,400,000; collateralized by Federal Home Loan Mortgage Corp., 5.50%, 03/01/37 value of collateral including accrued interest was $11,631,570)	11,400,000

	Total Repurchase Agreements (cost $37,500,000)	37,500,000

Shares	AFFILIATED MONEY MARKET MUTUAL FUND —0.1%
58,845	Dryden Core Investment Fund - Taxable Money Market Series (cost $58,845)(w)	58,845

	TOTAL INVESTMENTS—100.1% (amortized cost $55,753,205)(h)	55,753,205
	Liabilities in excess of other assets —(0.1)%	(57,486)

	NET ASSETS —100%	$55,695,719

(h)	Federal income tax basis is the same as for financial reporting purposes.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Notes to Schedules of lnvestments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency exchange contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 — Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)* /s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2007

By (Signature and Title)* /s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2007

*	Print the name and title of each signing officer under his or her signature.